Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Trust I
Entity Central Index Key	0001217286
Document Period End Date	Jun. 30, 2024
C000003854 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class A Shares
Trading Symbol	JUEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class A Shares)	$106	0.94%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Equity Fund’s Class A Shares, without a sales charge, returned 25.84% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s security selection in the utilities and retail sectors detracted from performance.
  The Fund’s overweight allocation to Nvidia and Eaton contributed to performance.
  The Fund’s overweight allocation to NextEra Energy and Bristol Myers Squibb detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class A Shares)	September 10, 2001	19.26%	15.04%	12.36%
JPMorgan U.S. Equity Fund (Class A Shares) - excluding sales charge		25.84	16.29	12.97
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 29,813,413,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 97,901,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$29,813,413
Total number of portfolio holdings	52
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$97,901

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000007566 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class C Shares
Trading Symbol	JUECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class C Shares)	$162	1.44%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Equity Fund’s Class C Shares, without a sales charge, returned 25.17% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s security selection in the utilities and retail sectors detracted from performance.
  The Fund’s overweight allocation to Nvidia and Eaton contributed to performance.
  The Fund’s overweight allocation to NextEra Energy and Bristol Myers Squibb detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class C Shares)	September 10, 2001	24.17%	15.71%	12.51%
JPMorgan U.S. Equity Fund (Class C Shares) - excluding sales charge		25.17	15.71	12.51
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 29,813,413,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 97,901,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$29,813,413
Total number of portfolio holdings	52
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$97,901

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000007404 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class I Shares
Trading Symbol	JUESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class I Shares)	$78	0.69%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Equity Fund’s Class I Shares returned 26.19% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s security selection in the utilities and retail sectors detracted from performance.
  The Fund’s overweight allocation to Nvidia and Eaton contributed to performance.
  The Fund’s overweight allocation to NextEra Energy and Bristol Myers Squibb detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class I Shares)	September 10, 2001	26.19%	16.59%	13.22%
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 29,813,413,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 97,901,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$29,813,413
Total number of portfolio holdings	52
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$97,901

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000007405 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class L Shares
Trading Symbol	JMUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class L Shares)	$61	0.54%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Equity Fund’s Class L Shares returned 26.35% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s security selection in the utilities and retail sectors detracted from performance.
  The Fund’s overweight allocation to Nvidia and Eaton contributed to performance.
  The Fund’s overweight allocation to NextEra Energy and Bristol Myers Squibb detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class L Shares)	September 17, 1993	26.35%	16.76%	13.38%
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Sep. 17, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 29,813,413,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 97,901,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$29,813,413
Total number of portfolio holdings	52
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$97,901

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000070617 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JUEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class R2 Shares)	$134	1.19%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Equity Fund’s Class R2 Shares returned 25.50% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s security selection in the utilities and retail sectors detracted from performance.
  The Fund’s overweight allocation to Nvidia and Eaton contributed to performance.
  The Fund’s overweight allocation to NextEra Energy and Bristol Myers Squibb detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class R2 Shares)	November 3, 2008	25.50%	16.00%	12.68%
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 29,813,413,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 97,901,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$29,813,413
Total number of portfolio holdings	52
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$97,901

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000173553 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class R3 Shares
Trading Symbol	JUEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class R3 Shares)	$106	0.94%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Equity Fund’s Class R3 Shares returned 25.82% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s security selection in the utilities and retail sectors detracted from performance.
  The Fund’s overweight allocation to Nvidia and Eaton contributed to performance.
  The Fund’s overweight allocation to NextEra Energy and Bristol Myers Squibb detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class R3 Shares)	September 9, 2016	25.82%	16.29%	12.96%
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 29,813,413,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 97,901,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$29,813,413
Total number of portfolio holdings	52
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$97,901

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000173554 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class R4 Shares
Trading Symbol	JUEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class R4 Shares)	$78	0.69%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Equity Fund’s Class R4 Shares returned 26.13% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s security selection in the utilities and retail sectors detracted from performance.
  The Fund’s overweight allocation to Nvidia and Eaton contributed to performance.
  The Fund’s overweight allocation to NextEra Energy and Bristol Myers Squibb detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class R4 Shares)	September 9, 2016	26.13%	16.58%	13.22%
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 29,813,413,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 97,901,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$29,813,413
Total number of portfolio holdings	52
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$97,901

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000033526 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JUSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class R5 Shares)	$61	0.54%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Equity Fund’s Class R5 Shares returned 26.34% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s security selection in the utilities and retail sectors detracted from performance.
  The Fund’s overweight allocation to Nvidia and Eaton contributed to performance.
  The Fund’s overweight allocation to NextEra Energy and Bristol Myers Squibb detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class R5 Shares)	May 15, 2006	26.34%	16.76%	13.41%
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 29,813,413,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 97,901,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$29,813,413
Total number of portfolio holdings	52
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$97,901

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000093771 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JUEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class R6 Shares)	$50	0.44%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Equity Fund’s Class R6 Shares returned 26.43% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s security selection in the utilities and retail sectors detracted from performance.
  The Fund’s overweight allocation to Nvidia and Eaton contributed to performance.
  The Fund’s overweight allocation to NextEra Energy and Bristol Myers Squibb detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class R6 Shares)	November 30, 2010	26.43%	16.88%	13.51%
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Nov. 30, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 29,813,413,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 97,901,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$29,813,413
Total number of portfolio holdings	52
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$97,901

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000007580 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Blend Fund
Class Name	Class A Shares
Trading Symbol	VSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Blend Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Blend Fund (Class A Shares)	$130	1.24%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Blend Fund’s Class A Shares (without sales charge) returned 9.84% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  Overweight allocations to Super Micro Computer and Comfort Systems contributed to performance.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  Overweight allocations to Revance Therapeutics and Shoals Technologies Group detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Blend Fund (Class A Shares)	May 19, 1997	4.07%	7.08%	9.64%
JPMorgan Small Cap Blend Fund (Class A Shares) - excluding sales charge		9.84	8.25	10.24
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	May 19, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,455,671,000
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 8,666,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,455,671
Total number of portfolio holdings	245
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$8,666

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000007582 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Blend Fund
Class Name	Class C Shares
Trading Symbol	VSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Blend Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Blend Fund (Class C Shares)	$182	1.74%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Blend Fund’s Class C Shares (without sales charge) returned 9.24% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  Overweight allocations to Super Micro Computer and Comfort Systems contributed to performance.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  Overweight allocations to Revance Therapeutics and Shoals Technologies Group detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Blend Fund (Class C Shares)	January 7, 1998	8.24%	7.71%	9.80%
JPMorgan Small Cap Blend Fund (Class C Shares) - excluding sales charge		9.24	7.71	9.80
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	Jan. 07, 1998
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,455,671,000
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 8,666,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,455,671
Total number of portfolio holdings	245
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$8,666

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000007579 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Blend Fund
Class Name	Class I Shares
Trading Symbol	JDSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Blend Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Blend Fund (Class I Shares)	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Blend Fund’s Class I Shares returned 10.08% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  Overweight allocations to Super Micro Computer and Comfort Systems contributed to performance.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  Overweight allocations to Revance Therapeutics and Shoals Technologies Group detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Blend Fund (Class I Shares)	April 5, 1999	10.08%	8.52%	10.51%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	Apr. 05, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,455,671,000
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 8,666,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,455,671
Total number of portfolio holdings	245
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$8,666

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000200711 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Blend Fund
Class Name	Class R6 Shares
Trading Symbol	JSCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Blend Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Blend Fund (Class R6 Shares)	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Blend Fund’s Class R6 Shares returned 10.35% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  Overweight allocations to Super Micro Computer and Comfort Systems contributed to performance.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  Overweight allocations to Revance Therapeutics and Shoals Technologies Group detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Blend Fund (Class R6 Shares)	July 2, 2018	10.35%	8.79%	10.78%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	Jul. 02, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,455,671,000
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 8,666,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,455,671
Total number of portfolio holdings	245
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$8,666

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000007573 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Research Enhanced Equity Fund
Class Name	Class A Shares
Trading Symbol	JDEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares)	$68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Research Enhanced Equity Fund's Class A Shares, without a sales charge, returned 26.01% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares)	September 28, 2001	19.38%	14.87%	11.82%
JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares) - excluding sales charge		26.01	16.12	12.42
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Sep. 28, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,371,634,000
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 15,922,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,371,634
Total number of portfolio holdings	163
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$15,922

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000007571 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Research Enhanced Equity Fund
Class Name	Class I Shares
Trading Symbol	JDESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Research Enhanced Equity Fund (Class I Shares)	$40	0.35%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Research Enhanced Equity Fund's Class I Shares returned 26.35% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Research Enhanced Equity Fund (Class I Shares)	September 10, 2001	26.35%	16.42%	12.71%
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,371,634,000
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 15,922,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,371,634
Total number of portfolio holdings	163
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$15,922

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000007982 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Research Enhanced Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JDEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Research Enhanced Equity Fund (Class R6 Shares)	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Research Enhanced Equity Fund's Class R6 Shares returned 26.46% for the year ended ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Research Enhanced Equity Fund (Class R6 Shares)	March 24, 2003	26.46%	16.53%	12.86%
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Mar. 24, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,371,634,000
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 15,922,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,371,634
Total number of portfolio holdings	163
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$15,922

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000109814 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class A Shares
Trading Symbol	JFFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class A Shares)	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class A Shares, without a sales charge, returned 17.43% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class A Shares)	January 31, 2012	12.14%	8.37%	7.25%
JPMorgan SmartRetirement® 2055 Fund (Class A Shares) - excluding sales charge		17.43	9.38	7.75
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement 2055 Composite Benchmark		17.18	9.54	8.24

Performance Inception Date	Jan. 31, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,698,826,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,698,826
Total number of portfolio holdings	24
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000109815 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class C Shares
Trading Symbol	JFFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class C Shares)	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class C Shares, without a sales charge, returned 16.81% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class C Shares)	January 31, 2012	15.81%	8.75%	7.22%
JPMorgan SmartRetirement® 2055 Fund (Class C Shares) - excluding sales charge		16.81	8.75	7.22
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement 2055 Composite Benchmark		17.18	9.54	8.24

Performance Inception Date	Jan. 31, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,698,826,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,698,826
Total number of portfolio holdings	24
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000109816 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class I Shares
Trading Symbol	JFFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class I Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class I Shares returned 17.68% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class I Shares)	January 31, 2012	17.68%	9.57%	7.91%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement 2055 Composite Benchmark		17.18	9.54	8.24

Performance Inception Date	Jan. 31, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,698,826,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,698,826
Total number of portfolio holdings	24
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000109817 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class R2 Shares
Trading Symbol	JFFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class R2 Shares)	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class R2 Shares returned 17.11% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class R2 Shares)	January 31, 2012	17.11%	9.02%	7.41%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement 2055 Composite Benchmark		17.18	9.54	8.24

Performance Inception Date	Jan. 31, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,698,826,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,698,826
Total number of portfolio holdings	24
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169497 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class R3 Shares
Trading Symbol	JFFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class R3 Shares)	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class R3 Shares returned 17.40% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class R3 Shares)	September 9, 2016	17.40%	9.30%	7.67%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement 2055 Composite Benchmark		17.18	9.54	8.24

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,698,826,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,698,826
Total number of portfolio holdings	24
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169498 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class R4 Shares
Trading Symbol	JFFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class R4 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class R4 Shares returned 17.70% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class R4 Shares)	September 9, 2016	17.70%	9.57%	7.90%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement 2055 Composite Benchmark		17.18	9.54	8.24

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,698,826,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,698,826
Total number of portfolio holdings	24
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000109818 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class R5 Shares
Trading Symbol	JFFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class R5 Shares returned 17.87% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class R5 Shares)	January 31, 2012	17.87%	9.74%	8.06%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement 2055 Composite Benchmark		17.18	9.54	8.24

Performance Inception Date	Jan. 31, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,698,826,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,698,826
Total number of portfolio holdings	24
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000148434 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class R6 Shares
Trading Symbol	JFFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class R6 Shares returned 17.96% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class R6 Shares)	November 3, 2014	17.96%	9.84%	8.16%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement 2055 Composite Benchmark		17.18	9.54	8.24

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,698,826,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,698,826
Total number of portfolio holdings	24
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115328 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2020 Fund
Class Name	Class I Shares
Trading Symbol	JSSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2020 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2020 Fund (Class I Shares)	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2020 Fund's Class I Shares returned 9.46% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement Blend 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2020 Fund (Class I Shares)	July 2, 2012	9.46%	4.14%	4.44%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement Blend 2020 Composite Benchmark		9.85	4.53	4.90

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 805,320,000
Holdings Count | Holding	618
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$805,320
Total number of portfolio holdings	618
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115329 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2020 Fund
Class Name	Class R2 Shares
Trading Symbol	JIORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2020 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2020 Fund (Class R2 Shares)	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2020 Fund's Class R2 Shares returned 8.86% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement Blend 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2020 Fund (Class R2 Shares)	July 2, 2012	8.86%	3.62%	3.94%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement Blend 2020 Composite Benchmark		9.85	4.53	4.90

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 805,320,000
Holdings Count | Holding	618
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$805,320
Total number of portfolio holdings	618
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186787 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2020 Fund
Class Name	Class R3 Shares
Trading Symbol	JSTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2020 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2020 Fund (Class R3 Shares)	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2020 Fund's Class R3 Shares returned 9.20% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement Blend 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2020 Fund (Class R3 Shares)	May 31, 2017	9.20%	3.87%	4.22%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement Blend 2020 Composite Benchmark		9.85	4.53	4.90

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 805,320,000
Holdings Count | Holding	618
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$805,320
Total number of portfolio holdings	618
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186788 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2020 Fund
Class Name	Class R4 Shares
Trading Symbol	JSTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2020 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2020 Fund (Class R4 Shares)	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2020 Fund's Class R4 Shares returned 9.40% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement Blend 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2020 Fund (Class R4 Shares)	May 31, 2017	9.40%	4.14%	4.47%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement Blend 2020 Composite Benchmark		9.85	4.53	4.90

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 805,320,000
Holdings Count | Holding	618
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$805,320
Total number of portfolio holdings	618
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007584 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class A Shares
Trading Symbol	VGRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class A Shares)	$100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan US Value Fund’s Class A Shares, without a sales charge, returned 13.71% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the communication services and health care sectors contributed to performance.
  Overweight allocations to Meta and Wells Fargo contributed to performance.
  The Fund’s security selection in the industrials and energy sectors detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class A Shares)	September 23, 1987	7.74%	9.83%	8.98%
JPMorgan U.S. Value Fund (Class A Shares) - excluding sales charge		13.71	11.02	9.57
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Sep. 23, 1987
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,697,988,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 19,122,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,697,988
Total number of portfolio holdings	91
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$19,122

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000007586 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class C Shares
Trading Symbol	VGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class C Shares)	$153	1.44%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan US Value Fund’s Class C Shares, without a sales charge, returned 13.14% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the communication services and health care sectors contributed to performance.
  Overweight allocations to Meta and Wells Fargo contributed to performance.
  The Fund’s security selection in the industrials and energy sectors detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class C Shares)	January 2, 1998	12.14%	10.46%	9.12%
JPMorgan U.S. Value Fund (Class C Shares) - excluding sales charge		13.14	10.46	9.12
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Jan. 02, 1998
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,697,988,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 19,122,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,697,988
Total number of portfolio holdings	91
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$19,122

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000007583 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class I Shares
Trading Symbol	VGIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class I Shares)	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan US Value Fund’s Class I Shares returned 13.98% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the communication services and health care sectors contributed to performance.
  Overweight allocations to Meta and Wells Fargo contributed to performance.
  The Fund’s security selection in the industrials and energy sectors detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class I Shares)	January 25, 1996	13.98%	11.30%	9.84%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Jan. 25, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,697,988,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 19,122,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,697,988
Total number of portfolio holdings	91
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$19,122

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000162364 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class R2 Shares
Trading Symbol	VGRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class R2 Shares)	$127	1.19%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan US Value Fund’s Class R2 Shares returned 13.42% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the communication services and health care sectors contributed to performance.
  Overweight allocations to Meta and Wells Fargo contributed to performance.
  The Fund’s security selection in the industrials and energy sectors detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class R2 Shares)	November 2, 2015	13.42%	10.74%	9.33%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,697,988,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 19,122,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,697,988
Total number of portfolio holdings	91
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$19,122

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000190876 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class R3 Shares
Trading Symbol	JGAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class R3 Shares)	$100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan US Value Fund’s Class R3 Shares returned 13.72% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the communication services and health care sectors contributed to performance.
  Overweight allocations to Meta and Wells Fargo contributed to performance.
  The Fund’s security selection in the industrials and energy sectors detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class R3 Shares)	July 31, 2017	13.72%	11.02%	9.57%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,697,988,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 19,122,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,697,988
Total number of portfolio holdings	91
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$19,122

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000190877 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class R4 Shares
Trading Symbol	JGRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class R4 Shares)	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan US Value Fund’s Class R4 Shares returned 13.99% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the communication services and health care sectors contributed to performance.
  Overweight allocations to Meta and Wells Fargo contributed to performance.
  The Fund’s security selection in the industrials and energy sectors detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class R4 Shares)	July 31, 2017	13.99%	11.30%	9.84%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,697,988,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 19,122,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,697,988
Total number of portfolio holdings	91
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$19,122

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000162365 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class R5 Shares
Trading Symbol	VGIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class R5 Shares)	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan US Value Fund’s Class R5 Shares returned 14.16% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the communication services and health care sectors contributed to performance.
  Overweight allocations to Meta and Wells Fargo contributed to performance.
  The Fund’s security selection in the industrials and energy sectors detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class R5 Shares)	November 2, 2015	14.16%	11.46%	9.99%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,697,988,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 19,122,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,697,988
Total number of portfolio holdings	91
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$19,122

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000162366 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class R6 Shares
Trading Symbol	VGINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class R6 Shares)	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan US Value Fund’s Class R6 Shares returned 14.27% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the communication services and health care sectors contributed to performance.
  Overweight allocations to Meta and Wells Fargo contributed to performance.
  The Fund’s security selection in the industrials and energy sectors detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class R6 Shares)	November 2, 2015	14.27%	11.58%	10.07%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,697,988,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 19,122,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,697,988
Total number of portfolio holdings	91
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$19,122

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000007648 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Applied Data Science Value Fund
Class Name	Class A Shares
Trading Symbol	JIVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Applied Data Science Value Fund (Class A Shares)	$79	0.73%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Applied Data Science Value Fund's Class A Shares, without a sales charge, returned 15.53% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and industrials sectors contributed to performance.
  Overweight positions in Eaton and Eli Lilly were among the top contributors to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  An overweight position in Bristol Myers Squibb and an underweight position in Micron Technology were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Applied Data Science Value Fund (Class A Shares)	February 19, 2005	9.46%	8.80%	7.49%
JPMorgan U.S. Applied Data Science Value Fund (Class A Shares) - excluding sales charge		15.53	9.98	8.07
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 169,390,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 333,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$169,390
Total number of portfolio holdings	105
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$333

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000007649 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Applied Data Science Value Fund
Class Name	Class C Shares
Trading Symbol	JIVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Applied Data Science Value Fund (Class C Shares)	$132	1.23%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Applied Data Science Value Fund's Class C Shares, without a sales charge, returned 14.97% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and industrials sectors contributed to performance.
  Overweight positions in Eaton and Eli Lilly were among the top contributors to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  An overweight position in Bristol Myers Squibb and an underweight position in Micron Technology were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Applied Data Science Value Fund (Class C Shares)	February 19, 2005	13.97%	9.43%	7.64%
JPMorgan U.S. Applied Data Science Value Fund (Class C Shares) - excluding sales charge		14.97	9.43	7.64
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 169,390,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 333,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$169,390
Total number of portfolio holdings	105
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$333

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000007647 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Applied Data Science Value Fund
Class Name	Class I Shares
Trading Symbol	JPIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Applied Data Science Value Fund (Class I Shares)	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Applied Data Science Value Fund's Class I Shares returned 15.81% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and industrials sectors contributed to performance.
  Overweight positions in Eaton and Eli Lilly were among the top contributors to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  An overweight position in Bristol Myers Squibb and an underweight position in Micron Technology were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Applied Data Science Value Fund (Class I Shares)	February 28, 2003	15.81%	10.24%	8.30%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Feb. 28, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 169,390,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 333,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$169,390
Total number of portfolio holdings	105
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$333

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000070624 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Applied Data Science Value Fund
Class Name	Class R2 Shares
Trading Symbol	JIVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Applied Data Science Value Fund (Class R2 Shares)	$117	1.09%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Applied Data Science Value Fund's Class R2 Shares returned 15.10% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and industrials sectors contributed to performance.
  Overweight positions in Eaton and Eli Lilly were among the top contributors to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  An overweight position in Bristol Myers Squibb and an underweight position in Micron Technology were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Applied Data Science Value Fund (Class R2 Shares)	November 3, 2008	15.10%	9.62%	7.75%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 169,390,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 333,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$169,390
Total number of portfolio holdings	105
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$333

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000033530 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Applied Data Science Value Fund
Class Name	Class R5 Shares
Trading Symbol	JIVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Applied Data Science Value Fund (Class R5 Shares)	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Applied Data Science Value Fund's Class R5 Shares returned 15.87% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and industrials sectors contributed to performance.
  Overweight positions in Eaton and Eli Lilly were among the top contributors to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  An overweight position in Bristol Myers Squibb and an underweight position in Micron Technology were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Applied Data Science Value Fund (Class R5 Shares)	May 15, 2006	15.87%	10.34%	8.45%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 169,390,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 333,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$169,390
Total number of portfolio holdings	105
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$333

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000093775 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Applied Data Science Value Fund
Class Name	Class R6 Shares
Trading Symbol	JIVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Applied Data Science Value Fund (Class R6 Shares)	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Applied Data Science Value Fund's Class R6 Shares returned 15.98% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and industrials sectors contributed to performance.
  Overweight positions in Eaton and Eli Lilly were among the top contributors to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  An overweight position in Bristol Myers Squibb and an underweight position in Micron Technology were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Applied Data Science Value Fund (Class R6 Shares)	November 30, 2010	15.98%	10.45%	8.54%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Nov. 30, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 169,390,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 333,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$169,390
Total number of portfolio holdings	105
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$333

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000007811 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class A Shares
Trading Symbol	JLCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares)	$198	1.71%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.71%	[1]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Large Cap Core Plus Fund’s Class A Shares, without a sales charge, returned 32.19% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s overweight allocation to Nvidia and underweight allocation to Apple contributed to performance.
  The Fund’s security selection in the consumer staples and software and services sectors detracted from performance.
  The Fund’s overweight allocation to Endeavor Group and Liberty Media detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares)	November 1, 2005	25.22%	16.57%	12.67%
JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares) - excluding sales charge		32.19	17.83	13.28
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Nov. 01, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,388,240,000
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 10,107,000
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,388,240
Total number of portfolio holdings	276
Portfolio turnover rate	109%
Total advisory fees paid (000's)	$10,107

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000007812 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class C Shares
Trading Symbol	JLPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares)	$255	2.20%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 255
Expense Ratio, Percent	2.20%	[2]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Large Cap Core Plus Fund’s Class C Shares, without a sales charge, returned 31.50% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s overweight allocation to Nvidia and underweight allocation to Apple contributed to performance.
  The Fund’s security selection in the consumer staples and software and services sectors detracted from performance.
  The Fund’s overweight allocation to Endeavor Group and Liberty Media detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares)	November 1, 2005	30.50%	17.24%	12.82%
JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares) - excluding sales charge		31.50	17.24	12.82
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Nov. 01, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,388,240,000
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 10,107,000
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,388,240
Total number of portfolio holdings	276
Portfolio turnover rate	109%
Total advisory fees paid (000's)	$10,107

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000007809 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class I Shares
Trading Symbol	JLPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class I Shares)	$169	1.45%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.45%	[3]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Large Cap Core Plus Fund’s Class I Shares returned 32.52% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s overweight allocation to Nvidia and underweight allocation to Apple contributed to performance.
  The Fund’s security selection in the consumer staples and software and services sectors detracted from performance.
  The Fund’s overweight allocation to Endeavor Group and Liberty Media detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class I Shares)	November 1, 2005	32.52%	18.12%	13.56%
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Nov. 01, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,388,240,000
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 10,107,000
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,388,240
Total number of portfolio holdings	276
Portfolio turnover rate	109%
Total advisory fees paid (000's)	$10,107

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000070626 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class R2 Shares
Trading Symbol	JLPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class R2 Shares)	$250	2.16%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 250
Expense Ratio, Percent	2.16%	[4]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Large Cap Core Plus Fund’s Class R2 Shares returned 31.58% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s overweight allocation to Nvidia and underweight allocation to Apple contributed to performance.
  The Fund’s security selection in the consumer staples and software and services sectors detracted from performance.
  The Fund’s overweight allocation to Endeavor Group and Liberty Media detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class R2 Shares)	November 3, 2008	31.58%	17.38%	12.90%
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,388,240,000
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 10,107,000
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,388,240
Total number of portfolio holdings	276
Portfolio turnover rate	109%
Total advisory fees paid (000's)	$10,107

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000033532 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class R5 Shares
Trading Symbol	JCPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class R5 Shares)	$175	1.51%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.51%	[5]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Large Cap Core Plus Fund’s Class R5 Shares returned 32.43% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s overweight allocation to Nvidia and underweight allocation to Apple contributed to performance.
  The Fund’s security selection in the consumer staples and software and services sectors detracted from performance.
  The Fund’s overweight allocation to Endeavor Group and Liberty Media detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class R5 Shares)	May 15, 2006	32.43%	18.15%	13.65%
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,388,240,000
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 10,107,000
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,388,240
Total number of portfolio holdings	276
Portfolio turnover rate	109%
Total advisory fees paid (000's)	$10,107

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000195233 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class R6 Shares
Trading Symbol	JLPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class R6 Shares)	$163	1.40%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.40%	[6]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Large Cap Core Plus Fund’s Class R6 Shares returned 32.61% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s overweight allocation to Nvidia and underweight allocation to Apple contributed to performance.
  The Fund’s security selection in the consumer staples and software and services sectors detracted from performance.
  The Fund’s overweight allocation to Endeavor Group and Liberty Media detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class R6 Shares)	November 1, 2017	32.61%	18.26%	13.73%
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,388,240,000
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 10,107,000
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,388,240
Total number of portfolio holdings	276
Portfolio turnover rate	109%
Total advisory fees paid (000's)	$10,107

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000032449 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class A Shares
Trading Symbol	JSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class A Shares)	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class A Shares, without a sales charge, returned 12.24% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class A Shares)	May 15, 2006	7.20%	5.03%	5.37%
JPMorgan SmartRetirement® 2030 Fund (Class A Shares) - excluding sales charge		12.24	6.00	5.86
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement 2030 Composite Benchmark		12.33	6.49	6.40

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,145,205,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,145,205
Total number of portfolio holdings	23
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032450 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class C Shares
Trading Symbol	JSMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class C Shares)	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class C Shares, without a sales charge, returned 11.60% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class C Shares)	May 15, 2006	10.60%	5.40%	5.34%
JPMorgan SmartRetirement® 2030 Fund (Class C Shares) - excluding sales charge		11.60	5.40	5.34
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement 2030 Composite Benchmark		12.33	6.49	6.40

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,145,205,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,145,205
Total number of portfolio holdings	23
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032451 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class I Shares
Trading Symbol	JSMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class I Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class I Shares returned 12.46% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class I Shares)	May 15, 2006	12.46%	6.18%	6.01%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement 2030 Composite Benchmark		12.33	6.49	6.40

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,145,205,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,145,205
Total number of portfolio holdings	23
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000070631 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class R2 Shares
Trading Symbol	JSMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class R2 Shares)	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class R2 Shares returned 11.87% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class R2 Shares)	November 3, 2008	11.87%	5.66%	5.52%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement 2030 Composite Benchmark		12.33	6.49	6.40

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,145,205,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,145,205
Total number of portfolio holdings	23
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169485 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class R3 Shares
Trading Symbol	JSMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class R3 Shares)	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class R3 Shares returned 12.21% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class R3 Shares)	September 9, 2016	12.21%	5.92%	5.78%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement 2030 Composite Benchmark		12.33	6.49	6.40

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,145,205,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,145,205
Total number of portfolio holdings	23
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169486 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class R4 Shares
Trading Symbol	JSMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class R4 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class R4 Shares returned 12.45% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class R4 Shares)	September 9, 2016	12.45%	6.19%	6.00%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement 2030 Composite Benchmark		12.33	6.49	6.40

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,145,205,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,145,205
Total number of portfolio holdings	23
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032452 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class R5 Shares
Trading Symbol	JSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class R5 Shares returned 12.59% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class R5 Shares)	May 15, 2006	12.59%	6.34%	6.16%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement 2030 Composite Benchmark		12.33	6.49	6.40

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,145,205,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,145,205
Total number of portfolio holdings	23
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000148428 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class R6 Shares
Trading Symbol	JSMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class R6 Shares returned 12.70% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class R6 Shares)	November 3, 2014	12.70%	6.44%	6.25%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement 2030 Composite Benchmark		12.33	6.49	6.40

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,145,205,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,145,205
Total number of portfolio holdings	23
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007576 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Fund
Class Name	Class A Shares
Trading Symbol	JDVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Fund (Class A Shares)	$100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Diversified Fund’s Class A Shares, without a sales charge, returned 13.69% for the year ended June 30, 2024. The MSCI World Index (net total return) returned 20.19% and the composite benchmark comprised of 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index ("Diversified Composite Benchmark" or the “Index”) returned 12.95% for the year ended June 30, 2024.
  Relative to the Index, the Fund's overweight position in equities enabled it to outperform the Index, as equities outpaced fixed income during the period.
  Within the Fund, the portfolio managers strategically allocated to various sub-strategies and funds within both equity and fixed income. The selection of equity managers by the portfolio managers also significantly contributed to the Fund's performance.
  An allocation to corporate bonds, including both high-yield and investment-grade corporate bonds, further contributed to performance.
  The Fund's longer overall duration positioning was the primary detractor from performance, as government bonds underperformed during the reporting period. This underperformance was driven by the Federal Reserve's rate hikes aimed at addressing inflation concerns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results .
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Fund (Class A Shares)	March 24, 2003	8.54%	6.53%	5.92%
JPMorgan Diversified Fund (Class A Shares) - excluding sales charge		13.69	7.52	6.41
MSCI World Index (net total return)		20.19	11.78	9.16
Diversified Composite Benchmark		12.95	7.12	6.21

Performance Inception Date	Mar. 24, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 467,625,000
Holdings Count | Holding	1,138
Advisory Fees Paid, Amount	$ 1,862,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$467,625
Total number of portfolio holdings	1,138
Portfolio turnover rate	63%
Total advisory fees paid (000's)	$1,862

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000007578 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Fund
Class Name	Class C Shares
Trading Symbol	JDVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Fund (Class C Shares)	$153	1.44%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Diversified Fund’s Class C Shares, without a sales charge, returned 13.08% for the year ended June 30, 2024. The MSCI World Index (net total return) returned 20.19% and the composite benchmark comprised of 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index ("Diversified Composite Benchmark" or the “Index”) returned 12.95% for the year ended June 30, 2024.
  Relative to the Index, the Fund's overweight position in equities enabled it to outperform the Index, as equities outpaced fixed income during the period.
  Within the Fund, the portfolio managers strategically allocated to various sub-strategies and funds within both equity and fixed income. The selection of equity managers by the portfolio managers also significantly contributed to the Fund's performance.
  An allocation to corporate bonds, including both high-yield and investment-grade corporate bonds, further contributed to performance.
  The Fund's longer overall duration positioning was the primary detractor from performance, as government bonds underperformed during the reporting period. This underperformance was driven by the Federal Reserve's rate hikes aimed at addressing inflation concerns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Fund (Class C Shares)	March 24, 2003	12.08%	6.98%	5.98%
JPMorgan Diversified Fund (Class C Shares) - excluding sales charge		13.08	6.98	5.98
MSCI World Index (net total return)		20.19	11.78	9.16
Diversified Composite Benchmark		12.95	7.12	6.21

Performance Inception Date	Mar. 24, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 467,625,000
Holdings Count | Holding	1,138
Advisory Fees Paid, Amount	$ 1,862,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$467,625
Total number of portfolio holdings	1,138
Portfolio turnover rate	63%
Total advisory fees paid (000's)	$1,862

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000007574 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Fund
Class Name	Class I Shares
Trading Symbol	JDVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Fund (Class I Shares)	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Diversified Fund’s Class I Shares returned 13.97% for the year ended June 30, 2024. The MSCI World Index (net total return) returned 20.19% and the composite benchmark comprised of 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index ("Diversified Composite Benchmark" or the “Index”) returned 12.95% for the year ended June 30, 2024.
  Relative to the Index, the Fund's overweight position in equities enabled it to outperform the Index, as equities outpaced fixed income during the period.
  Within the Fund, the portfolio managers strategically allocated to various sub-strategies and funds within both equity and fixed income. The selection of equity managers by the portfolio managers also significantly contributed to the Fund's performance.
  An allocation to corporate bonds, including both high-yield and investment-grade corporate bonds, further contributed to performance.
  The Fund's longer overall duration positioning was the primary detractor from performance, as government bonds underperformed during the reporting period. This underperformance was driven by the Federal Reserve's rate hikes aimed at addressing inflation concerns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results .
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Fund (Class I Shares)	September 10, 2001	13.97%	7.80%	6.68%
MSCI World Index (net total return)		20.19	11.78	9.16
Diversified Composite Benchmark		12.95	7.12	6.21

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 467,625,000
Holdings Count | Holding	1,138
Advisory Fees Paid, Amount	$ 1,862,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$467,625
Total number of portfolio holdings	1,138
Portfolio turnover rate	63%
Total advisory fees paid (000's)	$1,862

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000007575 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Fund
Class Name	Class L Shares
Trading Symbol	JPDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Fund (Class L Shares)	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Diversified Fund’s Class L Shares returned 14.08% for the year ended June 30, 2024. The MSCI World Index (net total return) returned 20.19% and the composite benchmark comprised of 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index ("Diversified Composite Benchmark" or the “Index”) returned 12.95% for the year ended June 30, 2024.
  Relative to the Index, the Fund's overweight position in equities enabled it to outperform the Index, as equities outpaced fixed income during the period.
  Within the Fund, the portfolio managers strategically allocated to various sub-strategies and funds within both equity and fixed income. The selection of equity managers by the portfolio managers also significantly contributed to the Fund's performance.
  An allocation to corporate bonds, including both high-yield and investment-grade corporate bonds, further contributed to performance.
  The Fund's longer overall duration positioning was the primary detractor from performance, as government bonds underperformed during the reporting period. This underperformance was driven by the Federal Reserve's rate hikes aimed at addressing inflation concerns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Fund (Class L Shares)	September 10, 1993	14.08%	7.86%	6.83%
MSCI World Index (net total return)		20.19	11.78	9.16
Diversified Composite Benchmark		12.95	7.12	6.21

Performance Inception Date	Sep. 10, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 467,625,000
Holdings Count | Holding	1,138
Advisory Fees Paid, Amount	$ 1,862,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$467,625
Total number of portfolio holdings	1,138
Portfolio turnover rate	63%
Total advisory fees paid (000's)	$1,862

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000195232 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Fund
Class Name	Class R6 Shares
Trading Symbol	JDVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Fund (Class R6 Shares)	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Diversified Fund’s Class R6 Shares returned 14.10% for the year ended June 30, 2024. The MSCI World Index (net total return) returned 20.19% and the composite benchmark comprised of 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index ("Diversified Composite Benchmark" or the “Index”) returned 12.95% for the year ended June 30, 2024.
  Relative to the Index, the Fund's overweight position in equities enabled it to outperform the Index, as equities outpaced fixed income during the period.
  Within the Fund, the portfolio managers strategically allocated to various sub-strategies and funds within both equity and fixed income. The selection of equity managers by the portfolio managers also significantly contributed to the Fund's performance.
  An allocation to corporate bonds, including both high-yield and investment-grade corporate bonds, further contributed to performance.
  The Fund's longer overall duration positioning was the primary detractor from performance, as government bonds underperformed during the reporting period. This underperformance was driven by the Federal Reserve's rate hikes aimed at addressing inflation concerns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Fund (Class R6 Shares)	November 1, 2017	14.10%	7.93%	6.88%
MSCI World Index (net total return)		20.19	11.78	9.16
Diversified Composite Benchmark		12.95	7.12	6.21

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 467,625,000
Holdings Count | Holding	1,138
Advisory Fees Paid, Amount	$ 1,862,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$467,625
Total number of portfolio holdings	1,138
Portfolio turnover rate	63%
Total advisory fees paid (000's)	$1,862

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000007642 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class A Shares
Trading Symbol	JIGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class A Shares)	$99	0.84%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. GARP Equity Fund's Class A Shares, without a sales charge, returned 35.28% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and industrials sectors contributed to performance.
  Underweight positions in Apple and Accenture were among the top contributors to performance.
  The Fund’s security selection in the utilities and energy sectors detracted from performance.
  Underweight positions in Broadcom and Eli Lilly were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class A Shares)	February 19, 2005	28.18%	16.65%	14.19%
JPMorgan U.S. GARP Equity Fund (Class A Shares) - excluding sales charge		35.28	17.92	14.81
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Growth Index		33.48	19.34	16.33

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,514,382,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,326,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,514,382
Total number of portfolio holdings	92
Portfolio turnover rate	46%
Total advisory fees paid (000's)	$3,326

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in this sector.

C000007643 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class C Shares
Trading Symbol	JCICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class C Shares)	$157	1.34%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. GARP Equity Fund's Class C Shares, without a sales charge, returned 34.60% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and industrials sectors contributed to performance.
  Underweight positions in Apple and Accenture were among the top contributors to performance.
  The Fund’s security selection in the utilities and energy sectors detracted from performance.
  Underweight positions in Broadcom and Eli Lilly were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class C Shares)	February 19, 2005	33.60%	17.33%	14.35%
JPMorgan U.S. GARP Equity Fund (Class C Shares) - excluding sales charge		34.60	17.33	14.35
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Growth Index		33.48	19.34	16.33

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,514,382,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,326,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,514,382
Total number of portfolio holdings	92
Portfolio turnover rate	46%
Total advisory fees paid (000's)	$3,326

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in this sector.

C000007641 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class I Shares
Trading Symbol	JPGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class I Shares)	$69	0.59%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. GARP Equity Fund's Class I Shares returned 35.61% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and industrials sectors contributed to performance.
  Underweight positions in Apple and Accenture were among the top contributors to performance.
  The Fund’s security selection in the utilities and energy sectors detracted from performance.
  Underweight positions in Broadcom and Eli Lilly were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class I Shares)	February 28, 2003	35.61%	18.22%	15.10%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Growth Index		33.48	19.34	16.33

Performance Inception Date	Feb. 28, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,514,382,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,326,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,514,382
Total number of portfolio holdings	92
Portfolio turnover rate	46%
Total advisory fees paid (000's)	$3,326

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in this sector.

C000070623 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JIGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class R2 Shares)	$128	1.09%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. GARP Equity Fund's Class R2 Shares returned 34.95% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and industrials sectors contributed to performance.
  Underweight positions in Apple and Accenture were among the top contributors to performance.
  The Fund’s security selection in the utilities and energy sectors detracted from performance.
  Underweight positions in Broadcom and Eli Lilly were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class R2 Shares)	November 3, 2008	34.95%	17.63%	14.52%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Growth Index		33.48	19.34	16.33

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,514,382,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,326,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,514,382
Total number of portfolio holdings	92
Portfolio turnover rate	46%
Total advisory fees paid (000's)	$3,326

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in this sector.

C000033529 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JGIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class R5 Shares)	$52	0.44%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. GARP Equity Fund's Class R5 Shares returned 35.82% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and industrials sectors contributed to performance.
  Underweight positions in Apple and Accenture were among the top contributors to performance to performance.
  The Fund’s security selection in the utilities and energy sectors detracted from performance.
  Underweight positions in Broadcom and Eli Lilly were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class R5 Shares)	May 15, 2006	35.82%	18.39%	15.29%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Growth Index		33.48	19.34	16.33

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,514,382,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,326,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,514,382
Total number of portfolio holdings	92
Portfolio turnover rate	46%
Total advisory fees paid (000's)	$3,326

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in this sector.

C000162368 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JGISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class R6 Shares)	$40	0.34%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. GARP Equity Fund's Class R6 Shares returned 35.96% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and industrials sectors contributed to performance.
  Underweight positions in Apple and Accenture were among the top contributors to performance.
  The Fund’s security selection in the utilities and energy sectors detracted from performance.
  Underweight positions in Broadcom and Eli Lilly were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class R6 Shares)	November 2, 2015	35.96%	18.51%	15.38%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Growth Index		33.48	19.34	16.33

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,514,382,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,326,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,514,382
Total number of portfolio holdings	92
Portfolio turnover rate	46%
Total advisory fees paid (000's)	$3,326

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in this sector.

C000032453 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class A Shares
Trading Symbol	SMTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class A Shares)	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class A Shares, without a sales charge, returned 15.83% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class A Shares)	May 15, 2006	10.65%	7.53%	6.81%
JPMorgan SmartRetirement® 2040 Fund (Class A Shares) - excluding sales charge		15.83	8.53	7.31
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement 2040 Composite Benchmark		15.51	8.65	7.77

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,820,740,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,820,740
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032454 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class C Shares
Trading Symbol	SMTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class C Shares)	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class C Shares, without a sales charge, returned 15.19% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class C Shares)	May 15, 2006	14.19%	7.90%	6.79%
JPMorgan SmartRetirement® 2040 Fund (Class C Shares) - excluding sales charge		15.19	7.90	6.79
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement 2040 Composite Benchmark		15.51	8.65	7.77

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,820,740,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,820,740
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032455 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class I Shares
Trading Symbol	SMTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class I Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class I Shares returned 16.05% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class I Shares)	May 15, 2006	16.05%	8.72%	7.47%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement 2040 Composite Benchmark		15.51	8.65	7.77

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,820,740,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,820,740
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000070632 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class R2 Shares
Trading Symbol	SMTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class R2 Shares)	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class R2 Shares returned 15.46% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class R2 Shares)	November 3, 2008	15.46%	8.18%	6.97%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement 2040 Composite Benchmark		15.51	8.65	7.77

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,820,740,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,820,740
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169488 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class R3 Shares
Trading Symbol	SMTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class R3 Shares)	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class R3 Shares returned 15.76% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class R3 Shares)	September 9, 2016	15.76%	8.46%	7.23%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement 2040 Composite Benchmark		15.51	8.65	7.77

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,820,740,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,820,740
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169487 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class R4 Shares
Trading Symbol	SMTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class R4 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class R4 Shares returned 16.06% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class R4 Shares)	September 9, 2016	16.06%	8.72%	7.46%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement 2040 Composite Benchmark		15.51	8.65	7.77

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,820,740,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,820,740
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032456 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class R5 Shares
Trading Symbol	SMTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class R5 Shares returned 16.22% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class R5 Shares)	May 15, 2006	16.22%	8.88%	7.62%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement 2040 Composite Benchmark		15.51	8.65	7.77

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,820,740,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,820,740
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000148429 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class R6 Shares
Trading Symbol	SMTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class R6 Shares returned 16.33% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class R6 Shares)	November 3, 2014	16.33%	8.99%	7.71%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement 2040 Composite Benchmark		15.51	8.65	7.77

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,820,740,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,820,740
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000050059 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class A Shares
Trading Symbol	JSAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class A Shares)	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class A Shares, without a sales charge, returned 16.93% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class A Shares)	July 31, 2007	11.67%	8.25%	7.19%
JPMorgan SmartRetirement® 2045 Fund (Class A Shares) - excluding sales charge		16.93	9.25	7.69
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement 2045 Composite Benchmark		16.61	9.41	8.17

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,929,324,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,929,324
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000050056 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class C Shares
Trading Symbol	JSACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class C Shares)	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class C Shares, without a sales charge, returned 16.25% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class C Shares)	July 31, 2007	15.25%	8.62%	7.17%
JPMorgan SmartRetirement® 2045 Fund (Class C Shares) - excluding sales charge		16.25	8.62	7.17
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement 2045 Composite Benchmark		16.61	9.41	8.17

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,929,324,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,929,324
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000050057 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class I Shares
Trading Symbol	JSASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class I Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class I Shares returned 17.14% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class I Shares)	July 31, 2007	17.14%	9.44%	7.84%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement 2045 Composite Benchmark		16.61	9.41	8.17

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,929,324,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,929,324
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000070635 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class R2 Shares
Trading Symbol	JSAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class R2 Shares)	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class R2 Shares returned 16.54% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class R2 Shares)	November 3, 2008	16.54%	8.89%	7.34%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement 2045 Composite Benchmark		16.61	9.41	8.17

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,929,324,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,929,324
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169493 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class R3 Shares
Trading Symbol	JSAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class R3 Shares)	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class R3 Shares returned 16.83% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class R3 Shares)	September 9, 2016	16.83%	9.17%	7.61%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement 2045 Composite Benchmark		16.61	9.41	8.17

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,929,324,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,929,324
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169494 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class R4 Shares
Trading Symbol	JSAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class R4 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class R4 Shares returned 17.14% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class R4 Shares)	September 9, 2016	17.14%	9.44%	7.83%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement 2045 Composite Benchmark		16.61	9.41	8.17

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,929,324,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,929,324
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000050058 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class R5 Shares
Trading Symbol	JSAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class R5 Shares returned 17.34% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class R5 Shares)	July 31, 2007	17.34%	9.60%	8.00%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement 2045 Composite Benchmark		16.61	9.41	8.17

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,929,324,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,929,324
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000148432 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class R6 Shares
Trading Symbol	JSAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class R6 Shares returned 17.45% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class R6 Shares)	November 3, 2014	17.45%	9.71%	8.09%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement 2045 Composite Benchmark		16.61	9.41	8.17

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,929,324,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,929,324
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115330 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2020 Fund
Class Name	Class R5 Shares
Trading Symbol	JBSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2020 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2020 Fund (Class R5 Shares)	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2020 Fund's Class R5 Shares returned 9.59% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement Blend 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2020 Fund (Class R5 Shares)	July 2, 2012	9.59%	4.29%	4.61%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement Blend 2020 Composite Benchmark		9.85	4.53	4.90

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 805,320,000
Holdings Count | Holding	618
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$805,320
Total number of portfolio holdings	618
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115331 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2020 Fund
Class Name	Class R6 Shares
Trading Symbol	JSYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2020 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2020 Fund (Class R6 Shares)	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2020 Fund's Class R6 Shares returned 9.68% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement Blend 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2020 Fund (Class R6 Shares)	July 2, 2012	9.68%	4.39%	4.71%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement Blend 2020 Composite Benchmark		9.85	4.53	4.90

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 805,320,000
Holdings Count | Holding	618
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$805,320
Total number of portfolio holdings	618
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115346 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class I Shares
Trading Symbol	JPSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class I Shares)	$34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2035 Fund's Class I Shares returned 13.50% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class I Shares)	July 2, 2012	13.50%	7.36%	6.68%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement Blend 2035 Composite Benchmark		14.08	7.77	7.19

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,804,561,000
Holdings Count | Holding	813
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,804,561
Total number of portfolio holdings	813
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115347 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class R2 Shares
Trading Symbol	JPRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class R2 Shares)	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2035 Fund's Class R2 Shares returned 12.97% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class R2 Shares)	July 2, 2012	12.97%	6.82%	6.17%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement Blend 2035 Composite Benchmark		14.08	7.77	7.19

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,804,561,000
Holdings Count | Holding	813
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,804,561
Total number of portfolio holdings	813
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186794 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class R3 Shares
Trading Symbol	JPTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class R3 Shares)	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2035 Fund's Class R3 Shares returned 13.20% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class R3 Shares)	May 31, 2017	13.20%	7.09%	6.45%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement Blend 2035 Composite Benchmark		14.08	7.77	7.19

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,804,561,000
Holdings Count | Holding	813
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,804,561
Total number of portfolio holdings	813
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186793 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class R4 Shares
Trading Symbol	JPTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class R4 Shares)	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2035 Fund's Class R4 Shares returned 13.52% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class R4 Shares)	May 31, 2017	13.52%	7.36%	6.72%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement Blend 2035 Composite Benchmark		14.08	7.77	7.19

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,804,561,000
Holdings Count | Holding	813
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,804,561
Total number of portfolio holdings	813
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115348 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class R5 Shares
Trading Symbol	JPBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class R5 Shares)	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2035 Fund's Class R5 Shares returned 13.68% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class R5 Shares)	July 2, 2012	13.68%	7.52%	6.86%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement Blend 2035 Composite Benchmark		14.08	7.77	7.19

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,804,561,000
Holdings Count | Holding	813
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,804,561
Total number of portfolio holdings	813
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115349 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class R6 Shares
Trading Symbol	JPYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class R6 Shares)	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2035 Fund's Class R6 Shares returned 13.79% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class R6 Shares)	July 2, 2012	13.79%	7.63%	6.95%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement Blend 2035 Composite Benchmark		14.08	7.77	7.19

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,804,561,000
Holdings Count | Holding	813
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,804,561
Total number of portfolio holdings	813
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115364 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class I Shares
Trading Symbol	JNEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class I Shares)	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2050 Fund's Class I Shares returned 16.22% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class I Shares)	July 2, 2012	16.22%	9.04%	7.69%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement Blend 2050 Composite Benchmark		17.18	9.57	8.25

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,796,022,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 372,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,796,022
Total number of portfolio holdings	17
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$372

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115365 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class R2 Shares
Trading Symbol	JNNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class R2 Shares)	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2050 Fund's Class R2 Shares returned 15.65% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class R2 Shares)	July 2, 2012	15.65%	8.49%	7.17%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement Blend 2050 Composite Benchmark		17.18	9.57	8.25

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,796,022,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 372,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,796,022
Total number of portfolio holdings	17
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$372

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186799 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class R3 Shares
Trading Symbol	JNTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class R3 Shares)	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2050 Fund's Class R3 Shares returned 15.94% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class R3 Shares)	May 31, 2017	15.94%	8.76%	7.46%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement Blend 2050 Composite Benchmark		17.18	9.57	8.25

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,796,022,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 372,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,796,022
Total number of portfolio holdings	17
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$372

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186800 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class R4 Shares
Trading Symbol	JNTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class R4 Shares)	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2050 Fund's Class R4 Shares returned 16.24% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class R4 Shares)	May 31, 2017	16.24%	9.04%	7.72%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement Blend 2050 Composite Benchmark		17.18	9.57	8.25

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,796,022,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 372,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,796,022
Total number of portfolio holdings	17
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$372

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000054337 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class A Shares
Trading Symbol	JTUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class A Shares)	$126	1.19%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class A Shares (without sales charge) returned 11.63% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the systems hardware and industrial cyclical sectors contributed to performance.
  Overweight positions in Viking Therapeutics and Super Micro Computer were among the top contributors.
  The Fund’s security selection in the pharmaceutical and finance sectors detracted from performance.
  Overweight positions in Acelyrin and Sonos were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class A Shares)	November 1, 2007	5.79%	8.13%	6.51%
JPMorgan U.S. Small Company Fund (Class A Shares) - excluding sales charge		11.63	9.29	7.08
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	Nov. 01, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 959,584,000
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 5,507,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$959,584
Total number of portfolio holdings	496
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$5,507

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000054338 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class C Shares
Trading Symbol	JTUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class C Shares)	$178	1.69%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class C Shares (without sales charge) returned 11.00% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the systems hardware and industrial cyclical sectors contributed to performance.
  Overweight positions in Viking Therapeutics and Super Micro Computer were among the top contributors.
  The Fund’s security selection in the pharmaceutical and finance sectors detracted from performance.
  Overweight positions in Acelyrin and Sonos were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class C Shares)	November 1, 2007	10.00%	8.73%	6.64%
JPMorgan U.S. Small Company Fund (Class C Shares) - excluding sales charge		11.00	8.73	6.64
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	Nov. 01, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 959,584,000
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 5,507,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$959,584
Total number of portfolio holdings	496
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$5,507

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000007656 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class I Shares
Trading Symbol	JSCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class I Shares)	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class I Shares returned 11.88% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the systems hardware and industrial cyclical sectors contributed to performance.
  Overweight positions in Viking Therapeutics and Super Micro Computer were among the top contributors.
  The Fund’s security selection in the pharmaceutical and finance sectors detracted from performance.
  Overweight positions in Acelyrin and Sonos were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class I Shares)	September 10, 2001	11.88%	9.56%	7.35%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 959,584,000
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 5,507,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$959,584
Total number of portfolio holdings	496
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$5,507

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000007657 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class L Shares
Trading Symbol	JUSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class L Shares)	$87	0.82%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class L Shares returned 12.03% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the systems hardware and industrial cyclical sectors contributed to performance.
  Overweight positions in Viking Therapeutics and Super Micro Computer were among the top contributors.
  The Fund’s security selection in the pharmaceutical and finance sectors detracted from performance.
  Overweight positions in Acelyrin and Sonos were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class L Shares)	November 4, 1993	12.03%	9.73%	7.52%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	Nov. 04, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 959,584,000
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 5,507,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$959,584
Total number of portfolio holdings	496
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$5,507

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000106052 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class R2 Shares
Trading Symbol	JSCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class R2 Shares)	$157	1.48%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class R2 Shares returned 11.22% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the systems hardware and industrial cyclical sectors contributed to performance.
  Overweight positions in Viking Therapeutics and Super Micro Computer were among the top contributors.
  The Fund’s security selection in the pharmaceutical and finance sectors detracted from performance.
  Overweight positions in Acelyrin and Sonos were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class R2 Shares)	November 1, 2011	11.22%	8.98%	6.79%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	Nov. 01, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 959,584,000
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 5,507,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$959,584
Total number of portfolio holdings	496
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$5,507

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000173557 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class R3 Shares
Trading Symbol	JUSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class R3 Shares)	$129	1.22%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class R3 Shares returned 11.56% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the systems hardware and industrial cyclical sectors contributed to performance.
  Overweight positions in Viking Therapeutics and Super Micro Computer were among the top contributors.
  The Fund’s security selection in the pharmaceutical and finance sectors detracted from performance.
  Overweight positions in Acelyrin and Sonos were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class R3 Shares)	September 9, 2016	11.56%	9.28%	7.08%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 959,584,000
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 5,507,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$959,584
Total number of portfolio holdings	496
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$5,507

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000173558 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class R4 Shares
Trading Symbol	JUSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class R4 Shares)	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class R4 Shares returned 11.84% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the systems hardware and industrial cyclical sectors contributed to performance.
  Overweight positions in Viking Therapeutics and Super Micro Computer were among the top contributors.
  The Fund’s security selection in the pharmaceutical and finance sectors detracted from performance.
  Overweight positions in Acelyrin and Sonos were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class R4 Shares)	September 9, 2016	11.84%	9.54%	7.34%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 959,584,000
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 5,507,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$959,584
Total number of portfolio holdings	496
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$5,507

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000173220 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class R5 Shares
Trading Symbol	JUSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class R5 Shares)	$87	0.82%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class R5 Shares returned 12.05% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the systems hardware and industrial cyclical sectors contributed to performance.
  Overweight positions in Viking Therapeutics and Super Micro Computer were among the top contributors.
  The Fund’s security selection in the pharmaceutical and finance sectors detracted from performance.
  Overweight positions in Acelyrin and Sonos were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class R5 Shares)	September 9, 2016	12.05%	9.73%	7.52%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 959,584,000
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 5,507,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$959,584
Total number of portfolio holdings	496
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$5,507

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000106053 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class R6 Shares
Trading Symbol	JUSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class R6 Shares)	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class R6 Shares returned 12.18% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the systems hardware and industrial cyclical sectors contributed to performance.
  Overweight positions in Viking Therapeutics and Super Micro Computer were among the top contributors.
  The Fund’s security selection in the pharmaceutical and finance sectors detracted from performance.
  Overweight positions in Acelyrin and Sonos were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class R6 Shares)	November 1, 2011	12.18%	9.83%	7.62%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	Nov. 01, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 959,584,000
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 5,507,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$959,584
Total number of portfolio holdings	496
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$5,507

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000032433 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class A Shares
Trading Symbol	JSRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class A Shares)	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class A Shares, without a sales charge, returned 9.67% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class A Shares)	May 15, 2006	4.76%	2.97%	3.41%
JPMorgan SmartRetirement® Income Fund (Class A Shares) - excluding sales charge		9.67	3.92	3.89
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Income Composite Benchmark		9.85	4.34	4.33

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,056,369,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,056,369
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032434 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class C Shares
Trading Symbol	JSRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class C Shares)	$103	0.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class C Shares, without a sales charge, returned 8.96% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class C Shares)	May 15, 2006	7.96%	3.26%	3.36%
JPMorgan SmartRetirement® Income Fund (Class C Shares) - excluding sales charge		8.96	3.26	3.36
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Income Composite Benchmark		9.85	4.34	4.33

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,056,369,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,056,369
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032435 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class I Shares
Trading Symbol	JSRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class I Shares)	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class I Shares returned 9.78% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class I Shares)	May 15, 2006	9.78%	4.03%	4.00%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Income Composite Benchmark		9.85	4.34	4.33

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,056,369,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,056,369
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000070627 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class R2 Shares
Trading Symbol	JSIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class R2 Shares)	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class R2 Shares returned 9.21% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class R2 Shares)	November 3, 2008	9.21%	3.47%	3.49%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Income Composite Benchmark		9.85	4.34	4.33

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,056,369,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,056,369
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169479 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class R3 Shares
Trading Symbol	JSIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class R3 Shares)	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class R3 Shares returned 9.49% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class R3 Shares)	September 9, 2016	9.49%	3.73%	3.74%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Income Composite Benchmark		9.85	4.34	4.33

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,056,369,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,056,369
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169480 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class R4 Shares
Trading Symbol	JSIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class R4 Shares)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class R4 Shares returned 9.79% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class R4 Shares)	September 9, 2016	9.79%	4.00%	3.96%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Income Composite Benchmark		9.85	4.34	4.33

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,056,369,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,056,369
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032436 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class R5 Shares
Trading Symbol	JSIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class R5 Shares returned 9.90% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class R5 Shares)	May 15, 2006	9.90%	4.15%	4.11%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Income Composite Benchmark		9.85	4.34	4.33

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,056,369,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,056,369
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000050060 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class A Shares
Trading Symbol	JTSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class A Shares)	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class A Shares, without a sales charge, returned 17.52% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class A Shares)	July 31, 2007	12.24%	8.36%	7.25%
JPMorgan SmartRetirement® 2050 Fund (Class A Shares) - excluding sales charge		17.52	9.37	7.75
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement 2050 Composite Benchmark		17.18	9.54	8.24

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,674,486,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,674,486
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000050061 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class C Shares
Trading Symbol	JTSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class C Shares)	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class C Shares, without a sales charge, returned 16.84% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class C Shares)	July 31, 2007	15.84%	8.74%	7.22%
JPMorgan SmartRetirement® 2050 Fund (Class C Shares) - excluding sales charge		16.84	8.74	7.22
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement 2050 Composite Benchmark		17.18	9.54	8.24

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,674,486,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,674,486
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000050062 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class I Shares
Trading Symbol	JTSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class I Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class I Shares returned 17.69% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class I Shares)	July 31, 2007	17.69%	9.55%	7.90%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement 2050 Composite Benchmark		17.18	9.54	8.24

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,674,486,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,674,486
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000070636 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class R2 Shares
Trading Symbol	JTSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class R2 Shares)	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class R2 Shares returned 17.14% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class R2 Shares)	November 3, 2008	17.14%	9.01%	7.41%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement 2050 Composite Benchmark		17.18	9.54	8.24

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,674,486,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,674,486
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169495 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class R3 Shares
Trading Symbol	JTSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class R3 Shares)	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class R3 Shares returned 17.44% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class R3 Shares)	September 9, 2016	17.44%	9.29%	7.66%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement 2050 Composite Benchmark		17.18	9.54	8.24

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,674,486,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,674,486
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169496 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class R4 Shares
Trading Symbol	JTSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class R4 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class R4 Shares returned 17.72% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class R4 Shares)	September 9, 2016	17.72%	9.56%	7.89%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement 2050 Composite Benchmark		17.18	9.54	8.24

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,674,486,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,674,486
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000050063 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class R5 Shares
Trading Symbol	JTSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class R5 Shares returned 17.93% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class R5 Shares)	July 31, 2007	17.93%	9.72%	8.06%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement 2050 Composite Benchmark		17.18	9.54	8.24

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,674,486,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,674,486
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000148433 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class R6 Shares
Trading Symbol	JTSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class R6 Shares returned 18.03% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class R6 Shares)	November 3, 2014	18.03%	9.83%	8.16%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement 2050 Composite Benchmark		17.18	9.54	8.24

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,674,486,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,674,486
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115304 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class I Shares
Trading Symbol	JPTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class I Shares)	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2055 Fund's Class I Shares returned 16.27% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class I Shares)	July 2, 2012	16.27%	9.04%	7.70%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement Blend 2055 Composite Benchmark		17.18	9.57	8.25

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,093,831,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 169,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,093,831
Total number of portfolio holdings	17
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$169

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115305 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class R2 Shares
Trading Symbol	JTRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class R2 Shares)	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2055 Fund's Class R2 Shares returned 15.67% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class R2 Shares)	July 2, 2012	15.67%	8.48%	7.18%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement Blend 2055 Composite Benchmark		17.18	9.57	8.25

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,093,831,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 169,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,093,831
Total number of portfolio holdings	17
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$169

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186785 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class R3 Shares
Trading Symbol	JTTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class R3 Shares)	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2055 Fund's Class R3 Shares returned 16.01% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class R3 Shares)	May 31, 2017	16.01%	8.76%	7.46%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement Blend 2055 Composite Benchmark		17.18	9.57	8.25

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,093,831,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 169,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,093,831
Total number of portfolio holdings	17
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$169

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186786 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class R4 Shares
Trading Symbol	JTTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class R4 Shares)	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2055 Fund's Class R4 Shares returned 16.25% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class R4 Shares)	May 31, 2017	16.25%	9.04%	7.73%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement Blend 2055 Composite Benchmark		17.18	9.57	8.25

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,093,831,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 169,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,093,831
Total number of portfolio holdings	17
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$169

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115306 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class R5 Shares
Trading Symbol	JTBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class R5 Shares)	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2055 Fund's Class R5 Shares returned 16.44% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class R5 Shares)	July 2, 2012	16.44%	9.20%	7.86%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement Blend 2055 Composite Benchmark		17.18	9.57	8.25

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,093,831,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 169,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,093,831
Total number of portfolio holdings	17
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$169

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115307 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class R6 Shares
Trading Symbol	JTYBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class R6 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2055 Fund's Class R6 Shares returned 16.57% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class R6 Shares)	July 2, 2012	16.57%	9.31%	7.97%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement Blend 2055 Composite Benchmark		17.18	9.57	8.25

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,093,831,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 169,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,093,831
Total number of portfolio holdings	17
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$169

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115340 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class I Shares
Trading Symbol	JRBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class I Shares)	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2030 Fund's Class I Shares returned 11.86% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class I Shares)	July 2, 2012	11.86%	6.19%	5.95%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement Blend 2030 Composite Benchmark		12.33	6.59	6.45

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,579,201,000
Holdings Count | Holding	928
Advisory Fees Paid, Amount	$ 293,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,579,201
Total number of portfolio holdings	928
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$293

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115341 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class R2 Shares
Trading Symbol	JRBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class R2 Shares)	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2030 Fund's Class R2 Shares returned 11.28% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class R2 Shares)	July 2, 2012	11.28%	5.66%	5.44%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement Blend 2030 Composite Benchmark		12.33	6.59	6.45

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,579,201,000
Holdings Count | Holding	928
Advisory Fees Paid, Amount	$ 293,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,579,201
Total number of portfolio holdings	928
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$293

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115334 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class I Shares
Trading Symbol	JBSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class I Shares)	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2025 Fund's Class I Shares returned 10.18% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class I Shares)	July 2, 2012	10.18%	5.06%	5.17%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement Blend 2025 Composite Benchmark		10.60	5.49	5.68

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,921,037,000
Holdings Count | Holding	827
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,921,037
Total number of portfolio holdings	827
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115335 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class R2 Shares
Trading Symbol	JBRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class R2 Shares)	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2025 Fund's Class R2 Shares returned 9.58% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class R2 Shares)	July 2, 2012	9.58%	4.53%	4.66%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement Blend 2025 Composite Benchmark		10.60	5.49	5.68

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,921,037,000
Holdings Count | Holding	827
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,921,037
Total number of portfolio holdings	827
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186789 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class R3 Shares
Trading Symbol	JBTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class R3 Shares)	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2025 Fund's Class R3 Shares returned 9.85% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class R3 Shares)	May 31, 2017	9.85%	4.79%	4.94%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement Blend 2025 Composite Benchmark		10.60	5.49	5.68

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,921,037,000
Holdings Count | Holding	827
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,921,037
Total number of portfolio holdings	827
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186790 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class R4 Shares
Trading Symbol	JBTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class R4 Shares)	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2025 Fund's Class R4 Shares returned 10.15% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class R4 Shares)	May 31, 2017	10.15%	5.06%	5.20%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement Blend 2025 Composite Benchmark		10.60	5.49	5.68

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,921,037,000
Holdings Count | Holding	827
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,921,037
Total number of portfolio holdings	827
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115336 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class R5 Shares
Trading Symbol	JBBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class R5 Shares)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2025 Fund's Class R5 Shares returned 10.29% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class R5 Shares)	July 2, 2012	10.29%	5.21%	5.33%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement Blend 2025 Composite Benchmark		10.60	5.49	5.68

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,921,037,000
Holdings Count | Holding	827
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,921,037
Total number of portfolio holdings	827
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115337 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class R6 Shares
Trading Symbol	JBYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class R6 Shares)	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2025 Fund's Class R6 Shares returned 10.42% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class R6 Shares)	July 2, 2012	10.42%	5.32%	5.43%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement Blend 2025 Composite Benchmark		10.60	5.49	5.68

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,921,037,000
Holdings Count | Holding	827
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,921,037
Total number of portfolio holdings	827
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115352 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class I Shares
Trading Symbol	JOBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class I Shares)	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2040 Fund's Class I Shares returned 14.82% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class I Shares)	July 2, 2012	14.82%	8.21%	7.26%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement Blend 2040 Composite Benchmark		15.51	8.67	7.78

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,555,792,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,555,792
Total number of portfolio holdings	17
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115353 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class R2 Shares
Trading Symbol	JOBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class R2 Shares)	$88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2040 Fund's Class R2 Shares returned 14.26% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class R2 Shares)	July 2, 2012	14.26%	7.67%	6.74%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement Blend 2040 Composite Benchmark		15.51	8.67	7.78

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,555,792,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,555,792
Total number of portfolio holdings	17
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186795 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class R3 Shares
Trading Symbol	JNTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class R3 Shares)	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2040 Fund's Class R3 Shares returned 14.53% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class R3 Shares)	May 31, 2017	14.53%	7.93%	7.03%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement Blend 2040 Composite Benchmark		15.51	8.67	7.78

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,555,792,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,555,792
Total number of portfolio holdings	17
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186796 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class R4 Shares
Trading Symbol	JNTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class R4 Shares)	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2040 Fund's Class R4 Shares returned 14.80% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class R4 Shares)	May 31, 2017	14.80%	8.21%	7.29%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement Blend 2040 Composite Benchmark		15.51	8.67	7.78

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,555,792,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,555,792
Total number of portfolio holdings	17
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115354 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class R5 Shares
Trading Symbol	JOBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class R5 Shares)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2040 Fund's Class R5 Shares returned 15.02% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class R5 Shares)	July 2, 2012	15.02%	8.38%	7.43%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement Blend 2040 Composite Benchmark		15.51	8.67	7.78

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,555,792,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,555,792
Total number of portfolio holdings	17
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115355 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class R6 Shares
Trading Symbol	JOBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class R6 Shares)	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2040 Fund's Class R6 Shares returned 15.10% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class R6 Shares)	July 2, 2012	15.10%	8.48%	7.53%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement Blend 2040 Composite Benchmark		15.51	8.67	7.78

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,555,792,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,555,792
Total number of portfolio holdings	17
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000133811 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Fund
Class Name	Class A Shares
Trading Symbol	JHQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Fund (Class A Shares)	$88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity Fund Class A Shares, without a sales charge, returned 13.38% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 56% of the Index’s positive return with 69% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Hedged Equity Fund (Class A Shares)	December 13, 2013	7.42%	8.58%	7.34%
JPMorgan Hedged Equity Fund (Class A Shares) - excluding sales charge		13.38	9.76	7.92
S&P 500 Index		24.56	15.05	12.86
ICE BofA 3-Month US Treasury Bill Index		5.42	2.17	1.52

Performance Inception Date	Dec. 13, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 19,691,450,000
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 42,497,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$19,691,450
Total number of portfolio holdings	166
Portfolio turnover rate	37%
Total advisory fees paid (000's)	$42,497

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000133812 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Fund
Class Name	Class C Shares
Trading Symbol	JHQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Fund (Class C Shares)	$141	1.32%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity Fund Class C Shares, without a sales charge, returned 12.82% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 56% of the Index’s positive return with 69% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Hedged Equity Fund (Class C Shares)	December 13, 2013	11.82%	9.21%	7.50%
JPMorgan Hedged Equity Fund (Class C Shares) - excluding sales charge		12.82	9.21	7.50
S&P 500 Index		24.56	15.05	12.86
ICE BofA 3-Month US Treasury Bill Index		5.42	2.17	1.52

Performance Inception Date	Dec. 13, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 19,691,450,000
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 42,497,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$19,691,450
Total number of portfolio holdings	166
Portfolio turnover rate	37%
Total advisory fees paid (000's)	$42,497

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000133813 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Fund
Class Name	Class I Shares
Trading Symbol	JHEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Fund (Class I Shares)	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity Fund Class I Shares returned 13.69% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 56% of the Index’s positive return with 69% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Hedged Equity Fund (Class I Shares)	December 13, 2013	13.69%	10.04%	8.20%
S&P 500 Index		24.56	15.05	12.86
ICE BofA 3-Month US Treasury Bill Index		5.42	2.17	1.52

Performance Inception Date	Dec. 13, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 19,691,450,000
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 42,497,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$19,691,450
Total number of portfolio holdings	166
Portfolio turnover rate	37%
Total advisory fees paid (000's)	$42,497

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000115366 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class R5 Shares
Trading Symbol	JNABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class R5 Shares)	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2050 Fund's Class R5 Shares returned 16.41% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class R5 Shares)	July 2, 2012	16.41%	9.20%	7.86%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement Blend 2050 Composite Benchmark		17.18	9.57	8.25

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,796,022,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 372,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,796,022
Total number of portfolio holdings	17
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$372

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115367 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class R6 Shares
Trading Symbol	JNYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class R6 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2050 Fund's Class R6 Shares returned 16.53% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class R6 Shares)	July 2, 2012	16.53%	9.31%	7.96%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement Blend 2050 Composite Benchmark		17.18	9.57	8.25

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,796,022,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 372,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,796,022
Total number of portfolio holdings	17
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$372

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115298 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class I Shares
Trading Symbol	JIJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class I Shares)	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend Income Fund's Class I Shares returned 9.35% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Blend Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class I Shares)	July 2, 2012	9.35%	3.91%	3.91%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Blend Income Composite Benchmark		9.85	4.41	4.36

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 652,362,000
Holdings Count | Holding	777
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$652,362
Total number of portfolio holdings	777
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$0

Largest Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115299 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class R2 Shares
Trading Symbol	JIRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class R2 Shares)	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend Income Fund's Class R2 Shares returned 8.81% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Blend Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class R2 Shares)	July 2, 2012	8.81%	3.40%	3.41%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Blend Income Composite Benchmark		9.85	4.41	4.36

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 652,362,000
Holdings Count | Holding	777
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$652,362
Total number of portfolio holdings	777
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186783 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class R3 Shares
Trading Symbol	JITLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class R3 Shares)	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend Income Fund's Class R3 Shares returned 9.06% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Blend Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class R3 Shares)	May 31, 2017	9.06%	3.65%	3.67%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Blend Income Composite Benchmark		9.85	4.41	4.36

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 652,362,000
Holdings Count | Holding	777
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$652,362
Total number of portfolio holdings	777
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186784 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class R4 Shares
Trading Symbol	JITKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class R4 Shares)	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend Income Fund's Class R4 Shares returned 9.30% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Blend Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class R4 Shares)	May 31, 2017	9.30%	3.91%	3.94%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Blend Income Composite Benchmark		9.85	4.41	4.36

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 652,362,000
Holdings Count | Holding	777
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$652,362
Total number of portfolio holdings	777
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115300 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class R5 Shares
Trading Symbol	JIBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class R5 Shares)	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend Income Fund's Class R5 Shares returned 9.45% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Blend Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class R5 Shares)	July 2, 2012	9.45%	4.06%	4.07%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Blend Income Composite Benchmark		9.85	4.41	4.36

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 652,362,000
Holdings Count | Holding	777
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$652,362
Total number of portfolio holdings	777
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115301 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class R6 Shares
Trading Symbol	JIYBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class R6 Shares)	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend Income Fund's Class R6 Shares returned 9.57% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Blend Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class R6 Shares)	July 2, 2012	9.57%	4.17%	4.16%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Blend Income Composite Benchmark		9.85	4.41	4.36

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 652,362,000
Holdings Count | Holding	777
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$652,362
Total number of portfolio holdings	777
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000050052 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class A Shares
Trading Symbol	SRJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class A Shares)	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class A Shares, without a sales charge, returned 14.35% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class A Shares)	July 31, 2007	9.22%	6.61%	6.22%
JPMorgan SmartRetirement® 2035 Fund (Class A Shares) - excluding sales charge		14.35	7.60	6.71
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement 2035 Composite Benchmark		14.08	7.75	7.18

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,742,742,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,742,742
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000050053 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class C Shares
Trading Symbol	SRJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class C Shares)	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class C Shares, without a sales charge, returned 13.78% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class C Shares)	July 31, 2007	12.78%	6.99%	6.19%
JPMorgan SmartRetirement® 2035 Fund (Class C Shares) - excluding sales charge		13.78	6.99	6.19
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement 2035 Composite Benchmark		14.08	7.75	7.18

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,742,742,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,742,742
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000050054 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class I Shares
Trading Symbol	SRJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class I Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class I Shares returned 14.61% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class I Shares)	July 31, 2007	14.61%	7.79%	6.88%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement 2035 Composite Benchmark		14.08	7.75	7.18

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,742,742,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,742,742
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000070634 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class R2 Shares
Trading Symbol	SRJZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class R2 Shares)	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class R2 Shares returned 14.00% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class R2 Shares)	November 3, 2008	14.00%	7.25%	6.37%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement 2035 Composite Benchmark		14.08	7.75	7.18

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,742,742,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,742,742
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169491 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class R3 Shares
Trading Symbol	SRJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class R3 Shares)	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class R3 Shares returned 14.37% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class R3 Shares)	September 9, 2016	14.37%	7.52%	6.62%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement 2035 Composite Benchmark		14.08	7.75	7.18

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,742,742,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,742,742
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169492 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class R4 Shares
Trading Symbol	SRJQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class R4 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class R4 Shares returned 14.58% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class R4 Shares)	September 9, 2016	14.58%	7.79%	6.86%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement 2035 Composite Benchmark		14.08	7.75	7.18

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,742,742,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,742,742
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000050055 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class R5 Shares
Trading Symbol	SRJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class R5 Shares returned 14.78% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class R5 Shares)	July 31, 2007	14.78%	7.96%	7.02%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement 2035 Composite Benchmark		14.08	7.75	7.18

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,742,742,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,742,742
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000148431 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class R6 Shares
Trading Symbol	SRJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class R6 Shares returned 14.94% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class R6 Shares)	November 3, 2014	14.94%	8.06%	7.12%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement 2035 Composite Benchmark		14.08	7.75	7.18

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,742,742,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,742,742
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000133814 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JHQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Fund (Class R5 Shares)	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity Fund Class R5 Shares returned 13.83% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 56% of the Index’s positive return with 69% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Hedged Equity Fund (Class R5 Shares)	December 13, 2013	13.83%	10.19%	8.37%
S&P 500 Index		24.56	15.05	12.86
ICE BofA 3-Month US Treasury Bill Index		5.42	2.17	1.52

Performance Inception Date	Dec. 13, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 19,691,450,000
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 42,497,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$19,691,450
Total number of portfolio holdings	166
Portfolio turnover rate	37%
Total advisory fees paid (000's)	$42,497

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000133815 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JHQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Fund (Class R6 Shares)	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity Fund Class R6 Shares returned 13.98% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 56% of the Index’s positive return with 69% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Hedged Equity Fund (Class R6 Shares)	December 13, 2013	13.98%	10.32%	8.46%
S&P 500 Index		24.56	15.05	12.86
ICE BofA 3-Month US Treasury Bill Index		5.42	2.17	1.52

Performance Inception Date	Dec. 13, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 19,691,450,000
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 42,497,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$19,691,450
Total number of portfolio holdings	166
Portfolio turnover rate	37%
Total advisory fees paid (000's)	$42,497

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000148425 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class R6 Shares
Trading Symbol	JSIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments.
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class R6 Shares returned 10.02% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class R6 Shares)	November 3, 2014	10.02%	4.25%	4.20%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Income Composite Benchmark		9.85	4.34	4.33

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 105,636,900
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,056,369
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000172127 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class I Shares
Trading Symbol	JACSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class I Shares)	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2060 Fund's Class I Shares returned 16.25% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class I Shares)	August 31, 2016	16.25%	9.03%	9.13%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement Blend 2060 Composite Benchmark		17.18	9.57	9.60

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 584,460,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 9,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$584,460
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$9

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000172128 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class R2 Shares
Trading Symbol	JATPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class R2 Shares)	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2060 Fund's Class R2 Shares returned 15.71% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class R2 Shares)	August 31, 2016	15.71%	8.48%	8.58%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement Blend 2060 Composite Benchmark		17.18	9.57	9.60

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 584,460,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 9,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$584,460
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$9

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186801 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class R3 Shares
Trading Symbol	JATQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class R3 Shares)	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2060 Fund's Class R3 Shares returned 15.98% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class R3 Shares)	May 31, 2017	15.98%	8.76%	8.85%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement Blend 2060 Composite Benchmark		17.18	9.57	9.60

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 584,460,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 9,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$584,460
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$9

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186802 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class R4 Shares
Trading Symbol	JATUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class R4 Shares)	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2060 Fund's Class R4 Shares returned 16.27% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class R4 Shares)	May 31, 2017	16.27%	9.02%	9.12%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement Blend 2060 Composite Benchmark		17.18	9.57	9.60

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 584,460,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 9,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$584,460
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$9

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000172129 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class R5 Shares
Trading Symbol	JAABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class R5 Shares)	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2060 Fund's Class R5 Shares returned 16.46% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
The JPMorgan SmartRetirement® Blend 2060 Fund's Class R5 Shares returned 16.46% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class R5 Shares)	August 31, 2016	16.46%	9.19%	9.29%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement Blend 2060 Composite Benchmark		17.18	9.57	9.60

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 584,460,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 9,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$584,460
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$9

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000172130 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class R6 Shares
Trading Symbol	JAAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class R6 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2060 Fund's Class R6 Shares returned 16.60% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class R6 Shares)	August 31, 2016	16.60%	9.30%	9.40%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement Blend 2060 Composite Benchmark		17.18	9.57	9.60

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 584,460,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 9,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$584,460
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$9

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186791 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class R3 Shares
Trading Symbol	JUTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class R3 Shares)	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2030 Fund's Class R3 Shares returned 11.57% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class R3 Shares)	May 31, 2017	11.57%	5.92%	5.72%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement Blend 2030 Composite Benchmark		12.33	6.59	6.45

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,579,201,000
Holdings Count | Holding	928
Advisory Fees Paid, Amount	$ 293,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,579,201
Total number of portfolio holdings	928
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$293

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186792 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class R4 Shares
Trading Symbol	JUTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class R4 Shares)	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2030 Fund's Class R4 Shares returned 11.84% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class R4 Shares)	May 31, 2017	11.84%	6.19%	5.98%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement Blend 2030 Composite Benchmark		12.33	6.59	6.45

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,579,201,000
Holdings Count | Holding	928
Advisory Fees Paid, Amount	$ 293,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,579,201
Total number of portfolio holdings	928
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$293

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115342 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class R5 Shares
Trading Symbol	JRBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class R5 Shares)	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2030 Fund's Class R5 Shares returned 12.03% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class R5 Shares)	July 2, 2012	12.03%	6.35%	6.12%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement Blend 2030 Composite Benchmark		12.33	6.59	6.45

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,579,201,000
Holdings Count | Holding	928
Advisory Fees Paid, Amount	$ 293,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,579,201
Total number of portfolio holdings	928
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$293

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115343 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class R6 Shares
Trading Symbol	JRBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class R6 Shares)	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2030 Fund's Class R6 Shares returned 12.12% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class R6 Shares)	July 2, 2012	12.12%	6.45%	6.21%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement Blend 2030 Composite Benchmark		12.33	6.59	6.45

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,579,201,000
Holdings Count | Holding	928
Advisory Fees Paid, Amount	$ 293,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,579,201
Total number of portfolio holdings	928
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$293

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007645 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Sustainable Leaders Fund
Class Name	Class A Shares
Trading Symbol	JICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Sustainable Leaders Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Sustainable Leaders Fund (Class A Shares)	$73	0.64%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Sustainable Leaders Fund's Class A Shares, without a sales charge, returned 27.64% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer staples sectors contributed to performance.
  Overweight positions in Costco and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the utilities and communication services sectors detracted from performance.
  Underweight positions in Meta and Broadcom were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Sustainable Leaders Fund (Class A Shares)	February 19, 2005	20.93%	13.50%	11.42%
JPMorgan U.S. Sustainable Leaders Fund (Class A Shares) - excluding sales charge		27.64	14.73	12.02
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 217,471,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 402,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$217,471
Total number of portfolio holdings	76
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$402

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk”, “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk”, “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000007646 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Sustainable Leaders Fund
Class Name	Class C Shares
Trading Symbol	JICCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Sustainable Leaders Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Sustainable Leaders Fund (Class C Shares)	$129	1.14%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Sustainable Leaders Fund's Class C Shares, without a sales charge, returned 27.01% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer staples sectors contributed to performance.
  Overweight positions in Costco and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the utilities and communication services sectors detracted from performance.
  Underweight positions in Meta and Broadcom were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Sustainable Leaders Fund (Class C Shares)	February 19, 2005	26.01%	14.16%	11.58%
JPMorgan U.S. Sustainable Leaders Fund (Class C Shares) - excluding sales charge		27.01	14.16	11.58
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 217,471,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 402,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$217,471
Total number of portfolio holdings	76
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$402

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk”, “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk”, “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000007644 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Sustainable Leaders Fund
Class Name	Class I Shares
Trading Symbol	JIISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Sustainable Leaders Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Sustainable Leaders Fund (Class I Shares)	$44	0.39%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Sustainable Leaders Fund's Class I Shares returned 27.95% for the year ended ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer staples sectors contributed to performance.
  Overweight positions in Costco and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the utilities and communication services sectors detracted from performance.
  Underweight positions in Meta and Broadcom were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Sustainable Leaders Fund (Class I Shares)	February 28, 2003	27.95%	15.02%	12.31%
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Feb. 28, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 217,471,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 402,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$217,471
Total number of portfolio holdings	76
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$402

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk”, “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk”, “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000222263 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Sustainable Leaders Fund
Class Name	Class R6 Shares
Trading Symbol	JIIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Sustainable Leaders Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Sustainable Leaders Fund (Class R6 Shares)	$39	0.34%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Sustainable Leaders Fund's Class R6 Shares returned 28.03% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer staples sectors contributed to performance.
  Overweight positions in Costco and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the utilities and communication services sectors detracted from performance.
  Underweight positions in Meta and Broadcom were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Sustainable Leaders Fund (Class R6 Shares)	September 30, 2020	28.03%	15.06%	12.33%
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 217,471,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 402,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$217,471
Total number of portfolio holdings	76
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$402

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk”, “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk”, “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000007653 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	VSEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class A Shares)	$129	1.24%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class A Shares (without sales charge) returned 6.84% for the year ended June 30, 2024. The Russell 3000 index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from performance.
  A lack of exposure to Super Micro Computer and an overweight allocation to Driven Brands detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  Overweight allocations to MACOM Technology Solutions and StepStone Group contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class A Shares)	December 20, 1994	1.23%	5.55%	7.23%
JPMorgan Small Cap Equity Fund (Class A Shares) - excluding sales charge		6.84	6.69	7.81
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	Dec. 20, 1994
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,571,043,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 33,087,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,571,043
Total number of portfolio holdings	103
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$33,087

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000007655 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class C Shares
Trading Symbol	JSECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class C Shares)	$181	1.75%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class C Shares (without sales charge) returned 6.31% for the year ended June 30, 2024. The Russell 3000 index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from performance.
  A lack of exposure to Super Micro Computer and an overweight allocation to Driven Brands detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  Overweight allocations to MACOM Technology Solutions and StepStone Group contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class C Shares)	February 19, 2005	5.31%	6.17%	7.39%
JPMorgan Small Cap Equity Fund (Class C Shares) - excluding sales charge		6.31	6.17	7.39
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,571,043,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 33,087,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,571,043
Total number of portfolio holdings	103
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$33,087

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000007651 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	VSEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class I Shares)	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class I Shares returned 7.12% for the year ended June 30, 2024. The Russell 3000 index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from performance.
  A lack of exposure to Super Micro Computer and an overweight allocation to Driven Brands detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  Overweight allocations to MACOM Technology Solutions and StepStone Group contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class I Shares)	May 7, 1996	7.12%	6.98%	8.11%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	May 07, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,571,043,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 33,087,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,571,043
Total number of portfolio holdings	103
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$33,087

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000070625 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JSEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class R2 Shares)	$154	1.49%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class R2 Shares returned 6.59% for the year ended June 30, 2024. The Russell 3000 index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from performance.
  A lack of exposure to Super Micro Computer and an overweight allocation to Driven Brands detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  Overweight allocations to MACOM Technology Solutions and StepStone Group contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class R2 Shares)	November 3, 2008	6.59%	6.45%	7.56%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,571,043,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 33,087,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,571,043
Total number of portfolio holdings	103
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$33,087

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000173555 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class R3 Shares
Trading Symbol	JSEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class R3 Shares)	$129	1.25%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class R3 Shares returned 6.83% for the year ended June 30, 2024. The Russell 3000 index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from performance.
  A lack of exposure to Super Micro Computer and an overweight allocation to Driven Brands detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  Overweight allocations to MACOM Technology Solutions and StepStone Group contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class R3 Shares)	September 9, 2016	6.83%	6.71%	7.83%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,571,043,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 33,087,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,571,043
Total number of portfolio holdings	103
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$33,087

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000173556 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class R4 Shares
Trading Symbol	JSEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class R4 Shares)	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class R4 Shares returned 7.12% for the year ended June 30, 2024. The Russell 3000 index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from performance.
  A lack of exposure to Super Micro Computer and an overweight allocation to Driven Brands detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  Overweight allocations to MACOM Technology Solutions and StepStone Group contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class R4 Shares)	September 9, 2016	7.12%	6.98%	8.11%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,571,043,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 33,087,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,571,043
Total number of portfolio holdings	103
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$33,087

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000033531 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JSERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class R5 Shares)	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class R5 Shares returned 7.33% for the year ended June 30, 2024. The Russell 3000 index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from performance.
  A lack of exposure to Super Micro Computer and an overweight allocation to Driven Brands detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  Overweight allocations to MACOM Technology Solutions and StepStone Group contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class R5 Shares)	May 15, 2006	7.33%	7.19%	8.32%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,571,043,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 33,087,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,571,043
Total number of portfolio holdings	103
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$33,087

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000169974 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	VSENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class R6 Shares)	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class R6 Shares returned 7.39% for the year ended June 30, 2024. The Russell 3000 index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from performance.
  A lack of exposure to Super Micro Computer and an overweight allocation to Driven Brands detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  Overweight allocations to MACOM Technology Solutions and StepStone Group contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class R6 Shares)	May 31, 2016	7.39%	7.25%	8.37%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,571,043,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 33,087,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,571,043
Total number of portfolio holdings	103
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$33,087

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000007895 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	JCMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class A Shares)	$120	1.14%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Equity Fund’s Class A Shares, without a sales charge, returned 11.48% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Index returned 12.88% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  A lack of exposure to Constellation Energy and an overweight allocation to Henry Schein detracted from performance.
  The Fund’s security selection in the consumer staples and consumer discretionary sectors contributed to performance.
  Overweight allocations to CrowdStrike and ITT contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class A Shares)	November 2, 2009	5.63%	8.57%	8.64%
JPMorgan Mid Cap Equity Fund (Class A Shares) - excluding sales charge		11.48	9.74	9.23
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Index		12.88	9.46	9.04

Performance Inception Date	Nov. 02, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,531,481,000
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 22,957,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,531,481
Total number of portfolio holdings	207
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$22,957

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000081076 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class C Shares
Trading Symbol	JMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class C Shares)	$173	1.64%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Equity Fund’s Class C Shares, without a sales charge, returned 10.92% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Index returned 12.88% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  A lack of exposure to Constellation Energy and an overweight allocation to Henry Schein detracted from performance.
  The Fund’s security selection in the consumer staples and consumer discretionary sectors contributed to performance.
  Overweight allocations to CrowdStrike and ITT contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class C Shares)	November 2, 2009	9.92%	9.20%	8.79%
JPMorgan Mid Cap Equity Fund (Class C Shares) - excluding sales charge		10.92	9.20	8.79
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Index		12.88	9.46	9.04

Performance Inception Date	Nov. 02, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,531,481,000
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 22,957,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,531,481
Total number of portfolio holdings	207
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$22,957

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007650 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	VSNGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class I Shares)	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Equity Fund’s Class I Shares returned 11.74% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Index returned 12.88% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  A lack of exposure to Constellation Energy and an overweight allocation to Henry Schein detracted from performance.
  The Fund’s security selection in the consumer staples and consumer discretionary sectors contributed to performance.
  Overweight allocations to CrowdStrike and ITT contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class I Shares)	January 1, 1997	11.74%	10.02%	9.54%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Index		12.88	9.46	9.04

Performance Inception Date	Jan. 01, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,531,481,000
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 22,957,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,531,481
Total number of portfolio holdings	207
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$22,957

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000136840 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JMCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class R2 Shares)	$147	1.39%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Equity Fund’s Class R2 Shares returned 11.18% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Index returned 12.88% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  A lack of exposure to Constellation Energy and an overweight allocation to Henry Schein detracted from performance.
  The Fund’s security selection in the consumer staples and consumer discretionary sectors contributed to performance.
  Overweight allocations to CrowdStrike and ITT contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class R2 Shares)	March 14, 2014	11.18%	9.47%	8.95%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Index		12.88	9.46	9.04

Performance Inception Date	Mar. 14, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,531,481,000
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 22,957,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,531,481
Total number of portfolio holdings	207
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$22,957

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000136841 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JMEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class R5 Shares)	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Equity Fund’s Class R5 Shares returned 11.91% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Index returned 12.88% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  A lack of exposure to Constellation Energy and an overweight allocation to Henry Schein detracted from performance.
  The Fund’s security selection in the consumer staples and consumer discretionary sectors contributed to performance.
  Overweight allocations to CrowdStrike and ITT contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class R5 Shares)	March 14, 2014	11.91%	10.18%	9.68%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Index		12.88	9.46	9.04

Performance Inception Date	Mar. 14, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,531,481,000
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 22,957,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,531,481
Total number of portfolio holdings	207
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$22,957

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000136842 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JPPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class R6 Shares)	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Equity Fund’s Class R6 Shares returned 12.03% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Index returned 12.88% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  A lack of exposure to Constellation Energy and an overweight allocation to Henry Schein detracted from performance.
  The Fund’s security selection in the consumer staples and consumer discretionary sectors contributed to performance.
  Overweight allocations to CrowdStrike and ITT contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class R6 Shares)	March 14, 2014	12.03%	10.29%	9.77%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Index		12.88	9.46	9.04

Performance Inception Date	Mar. 14, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,531,481,000
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 22,957,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,531,481
Total number of portfolio holdings	207
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$22,957

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007660 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class A Shares
Trading Symbol	JVAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class A Shares)	$111	1.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Value Advantage Fund’s Class A Shares, without a sales charge, returned 14.62% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Value Index returned 12.93% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and financials sectors contributed to performance.
  Overweight allocations to Wells Fargo and Capital One Financial contributed to performance.
  The Fund’s overweight allocation to the real estate sector and underweight allocation to the industrial sector detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class A Shares)	February 28, 2005	8.60%	7.63%	7.30%
JPMorgan Value Advantage Fund (Class A Shares) - excluding sales charge		14.62	8.80	7.89
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Value Index		12.93	8.89	8.10

Performance Inception Date	Feb. 28, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,745,813,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 43,331,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,745,813
Total number of portfolio holdings	127
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$43,331

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000007661 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class C Shares
Trading Symbol	JVACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class C Shares)	$165	1.54%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Value Advantage Fund’s Class C Shares, without a sales charge, returned 14.07% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Value Index returned 12.93% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and financials sectors contributed to performance.
  Overweight allocations to Wells Fargo and Capital One Financial contributed to performance.
  The Fund’s overweight allocation to the real estate sector and underweight allocation to the industrial sector detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class C Shares)	February 28, 2005	13.07%	8.26%	7.46%
JPMorgan Value Advantage Fund (Class C Shares) - excluding sales charge		14.07	8.26	7.46
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Value Index		12.93	8.89	8.10

Performance Inception Date	Feb. 28, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,745,813,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 43,331,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,745,813
Total number of portfolio holdings	127
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$43,331

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000115358 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class I Shares
Trading Symbol	JMSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class I Shares)	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2045 Fund's Class I Shares returned 15.81% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class I Shares)	July 2, 2012	15.81%	8.87%	7.60%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement Blend 2045 Composite Benchmark		16.61	9.43	8.19

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,224,993,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 342,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,224,993
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$342

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115359 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class R2 Shares
Trading Symbol	JNARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class R2 Shares)	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2045 Fund's Class R2 Shares returned 15.23% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class R2 Shares)	July 2, 2012	15.23%	8.33%	7.08%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement Blend 2045 Composite Benchmark		16.61	9.43	8.19

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,224,993,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 342,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,224,993
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$342

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186797 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class R3 Shares
Trading Symbol	JNTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class R3 Shares)	$64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2045 Fund's Class R3 Shares returned 15.53% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class R3 Shares)	May 31, 2017	15.53%	8.60%	7.37%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement Blend 2045 Composite Benchmark		16.61	9.43	8.19

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,224,993,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 342,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,224,993
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$342

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186798 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class R4 Shares
Trading Symbol	JNTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class R4 Shares)	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2045 Fund's Class R4 Shares returned 15.83% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class R4 Shares)	May 31, 2017	15.83%	8.87%	7.64%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement Blend 2045 Composite Benchmark		16.61	9.43	8.19

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,224,993,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 342,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,224,993
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$342

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115360 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class R5 Shares
Trading Symbol	JMBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class R5 Shares)	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2045 Fund's Class R5 Shares returned 15.99% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class R5 Shares)	July 2, 2012	15.99%	9.04%	7.78%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement Blend 2045 Composite Benchmark		16.61	9.43	8.19

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,224,993,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 342,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,224,993
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$342

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115361 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class R6 Shares
Trading Symbol	JMYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class R6 Shares)	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2045 Fund's Class R6 Shares returned 16.09% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class R6 Shares)	July 2, 2012	16.09%	9.14%	7.88%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement Blend 2045 Composite Benchmark		16.61	9.43	8.19

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,224,993,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 342,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,224,993
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$342

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000172118 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class A Shares
Trading Symbol	JAKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class A Shares)	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class A Shares, without a sales charge, returned 17.52% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class A Shares)	August 31, 2016	12.23%	8.35%	8.71%
JPMorgan SmartRetirement® 2060 Fund (Class A Shares) - excluding sales charge		17.52	9.36	9.35
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement 2060 Composite Benchmark		17.18	9.54	9.59

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 681,804,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$681,804
Total number of portfolio holdings	24
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000172119 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class C Shares
Trading Symbol	JAKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class C Shares)	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class C Shares, without a sales charge, returned 16.84% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class C Shares)	August 31, 2016	15.84%	8.74%	8.72%
JPMorgan SmartRetirement® 2060 Fund (Class C Shares) - excluding sales charge		16.84	8.74	8.72
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement 2060 Composite Benchmark		17.18	9.54	9.59

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 681,804,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$681,804
Total number of portfolio holdings	24
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000172120 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class I Shares
Trading Symbol	JAKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class I Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class I Shares returned 17.76% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class I Shares)	August 31, 2016	17.76%	9.56%	9.54%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement 2060 Composite Benchmark		17.18	9.54	9.59

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 681,804,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$681,804
Total number of portfolio holdings	24
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000172122 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class R2 Shares
Trading Symbol	JAKZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class R2 Shares)	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class R2 Shares returned 17.11% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class R2 Shares)	August 31, 2016	17.11%	9.00%	8.99%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement 2060 Composite Benchmark		17.18	9.54	9.59

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 681,804,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$681,804
Total number of portfolio holdings	24
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000172123 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class R3 Shares
Trading Symbol	JAKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class R3 Shares)	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class R3 Shares returned 17.38% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class R3 Shares)	September 9, 2016	17.38%	9.27%	9.25%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement 2060 Composite Benchmark		17.18	9.54	9.59

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 681,804,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$681,804
Total number of portfolio holdings	24
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000172124 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class R4 Shares
Trading Symbol	JAKQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class R4 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class R4 Shares returned 17.76% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class R4 Shares)	September 9, 2016	17.76%	9.54%	9.52%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement 2060 Composite Benchmark		17.18	9.54	9.59

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 681,804,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$681,804
Total number of portfolio holdings	24
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000172121 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class R5 Shares
Trading Symbol	JAKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class R5 Shares returned 17.89% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class R5 Shares)	August 31, 2016	17.89%	9.71%	9.68%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement 2060 Composite Benchmark		17.18	9.54	9.59

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 681,804,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$681,804
Total number of portfolio holdings	24
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000172125 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class R6 Shares
Trading Symbol	JAKYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class R6 Shares returned 18.00% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class R6 Shares)	August 31, 2016	18.00%	9.81%	9.80%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement 2060 Composite Benchmark		17.18	9.54	9.59

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 681,804,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$681,804
Total number of portfolio holdings	24
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007658 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class I Shares
Trading Symbol	JVASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class I Shares)	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Value Advantage Fund’s Class I Shares returned 14.91% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Value Index returned 12.93% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and financials sectors contributed to performance.
  Overweight allocations to Wells Fargo and Capital One Financial contributed to performance.
  The Fund’s overweight allocation to the real estate sector and underweight allocation to the industrial sector detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class I Shares)	February 28, 2005	14.91%	9.07%	8.16%
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Value Index		12.93	8.89	8.10

Performance Inception Date	Feb. 28, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,745,813,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 43,331,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,745,813
Total number of portfolio holdings	127
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$43,331

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000007659 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class L Shares
Trading Symbol	JVAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class L Shares)	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Value Advantage Fund’s Class L Shares returned 15.06% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Value Index returned 12.93% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and financials sectors contributed to performance.
  Overweight allocations to Wells Fargo and Capital One Financial contributed to performance.
  The Fund’s overweight allocation to the real estate sector and underweight allocation to the industrial sector detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class L Shares)	February 28, 2005	15.06%	9.23%	8.35%
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Value Index		12.93	8.89	8.10

Performance Inception Date	Feb. 28, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,745,813,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 43,331,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,745,813
Total number of portfolio holdings	127
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$43,331

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000190878 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class R2 Shares
Trading Symbol	JGAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class R2 Shares)	$139	1.30%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Value Advantage Fund’s Class R2 Shares returned 14.33% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Value Index returned 12.93% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and financials sectors contributed to performance.
  Overweight allocations to Wells Fargo and Capital One Financial contributed to performance.
  The Fund’s overweight allocation to the real estate sector and underweight allocation to the industrial sector detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class R2 Shares)	July 31, 2017	14.33%	8.52%	7.61%
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Value Index		12.93	8.89	8.10

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,745,813,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 43,331,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,745,813
Total number of portfolio holdings	127
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$43,331

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000173221 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class R3 Shares
Trading Symbol	JVAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class R3 Shares)	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Value Advantage Fund’s Class R3 Shares returned 14.61% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Value Index returned 12.93% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and financials sectors contributed to performance.
  Overweight allocations to Wells Fargo and Capital One Financial contributed to performance.
  The Fund’s overweight allocation to the real estate sector and underweight allocation to the industrial sector detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class R3 Shares)	September 9, 2016	14.61%	8.79%	7.88%
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Value Index		12.93	8.89	8.10

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,745,813,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 43,331,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,745,813
Total number of portfolio holdings	127
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$43,331

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000173222 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class R4 Shares
Trading Symbol	JVAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class R4 Shares)	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Value Advantage Fund’s Class R4 Shares returned 14.90% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Value Index returned 12.93% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and financials sectors contributed to performance.
  Overweight allocations to Wells Fargo and Capital One Financial contributed to performance.
  The Fund’s overweight allocation to the real estate sector and underweight allocation to the industrial sector detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class R4 Shares)	September 9, 2016	14.90%	9.07%	8.16%
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Value Index		12.93	8.89	8.10

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,745,813,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 43,331,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,745,813
Total number of portfolio holdings	127
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$43,331

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000173223 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class R5 Shares
Trading Symbol	JVARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class R5 Shares)	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Value Advantage Fund’s Class R5 Shares returned 15.08% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Value Index returned 12.93% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and financials sectors contributed to performance.
  Overweight allocations to Wells Fargo and Capital One Financial contributed to performance.
  The Fund’s overweight allocation to the real estate sector and underweight allocation to the industrial sector detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class R5 Shares)	September 9, 2016	15.08%	9.24%	8.35%
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Value Index		12.93	8.89	8.10

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,745,813,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 43,331,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,745,813
Total number of portfolio holdings	127
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$43,331

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000173224 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class R6 Shares
Trading Symbol	JVAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class R6 Shares)	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Value Advantage Fund’s Class R6 Shares returned 15.20% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Value Index returned 12.93% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and financials sectors contributed to performance.
  Overweight allocations to Wells Fargo and Capital One Financial contributed to performance.
  The Fund’s overweight allocation to the real estate sector and underweight allocation to the industrial sector detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class R6 Shares)	September 9, 2016	15.20%	9.34%	8.43%
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Value Index		12.93	8.89	8.10

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,745,813,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 43,331,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,745,813
Total number of portfolio holdings	127
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$43,331

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000032445 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2020 Fund
Class Name	Class A Shares
Trading Symbol	JTTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2020 Fund (Class A Shares)	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2020 Fund's Class A Shares, without a sales charge, returned 9.51% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2020 Fund (Class A Shares)	May 15, 2006	4.60%	3.02%	3.88%
JPMorgan SmartRetirement® 2020 Fund (Class A Shares) - excluding sales charge		9.51	3.98	4.36
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement 2020 Composite Benchmark		9.85	4.46	4.87

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,267,048,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,267,048
Total number of portfolio holdings	22
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032446 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2020 Fund
Class Name	Class C Shares
Trading Symbol	JTTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2020 Fund (Class C Shares)	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2020 Fund's Class C Shares, without a sales charge, returned 8.91% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2020 Fund (Class C Shares)	May 15, 2006	7.91%	3.37%	3.84%
JPMorgan SmartRetirement® 2020 Fund (Class C Shares) - excluding sales charge		8.91	3.37	3.84
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement 2020 Composite Benchmark		9.85	4.46	4.87

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,267,048,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,267,048
Total number of portfolio holdings	22
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032447 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2020 Fund
Class Name	Class I Shares
Trading Symbol	JTTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2020 Fund (Class I Shares)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2020 Fund's Class I Shares returned 9.71% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2020 Fund (Class I Shares)	May 15, 2006	9.71%	4.14%	4.50%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement 2020 Composite Benchmark		9.85	4.46	4.87

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,267,048,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,267,048
Total number of portfolio holdings	22
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000070630 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2020 Fund
Class Name	Class R2 Shares
Trading Symbol	JTTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2020 Fund (Class R2 Shares)	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2020 Fund's Class R2 Shares returned 9.24% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2020 Fund (Class R2 Shares)	November 3, 2008	9.24%	3.62%	4.01%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement 2020 Composite Benchmark		9.85	4.46	4.87

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,267,048,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,267,048
Total number of portfolio holdings	22
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169483 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2020 Fund
Class Name	Class R3 Shares
Trading Symbol	JTTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2020 Fund (Class R3 Shares)	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2020 Fund's Class R3 Shares returned 9.45% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2020 Fund (Class R3 Shares)	September 9, 2016	9.45%	3.88%	4.26%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement 2020 Composite Benchmark		9.85	4.46	4.87

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,267,048,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,267,048
Total number of portfolio holdings	22
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169484 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2020 Fund
Class Name	Class R4 Shares
Trading Symbol	JTTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2020 Fund (Class R4 Shares)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2020 Fund's Class R4 Shares returned 9.75% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2020 Fund (Class R4 Shares)	September 9, 2016	9.75%	4.14%	4.49%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement 2020 Composite Benchmark		9.85	4.46	4.87

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,267,048,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,267,048
Total number of portfolio holdings	22
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032448 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2020 Fund
Class Name	Class R5 Shares
Trading Symbol	JTTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2020 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2020 Fund's Class R5 Shares returned 9.88% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2020 Fund (Class R5 Shares)	May 15, 2006	9.88%	4.29%	4.64%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement 2020 Composite Benchmark		9.85	4.46	4.87

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,267,048,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,267,048
Total number of portfolio holdings	22
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000148427 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2020 Fund
Class Name	Class R6 Shares
Trading Symbol	JTTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2020 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2020 Fund's Class R6 Shares returned 10.00% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2020 Fund (Class R6 Shares)	November 3, 2014	10.00%	4.40%	4.74%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement 2020 Composite Benchmark		9.85	4.46	4.87

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,267,048,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,267,048
Total number of portfolio holdings	22
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000050048 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class A Shares
Trading Symbol	JNSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class A Shares)	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class A Shares, without a sales charge, returned 10.40% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class A Shares)	July 31, 2007	5.42%	3.94%	4.61%
JPMorgan SmartRetirement® 2025 Fund (Class A Shares) - excluding sales charge		10.40	4.91	5.09
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement 2025 Composite Benchmark		10.60	5.40	5.63

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,738,067,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,738,067
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000050049 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class C Shares
Trading Symbol	JNSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class C Shares)	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class C Shares, without a sales charge, returned 9.77% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class C Shares)	July 31, 2007	8.77%	4.31%	4.57%
JPMorgan SmartRetirement® 2025 Fund (Class C Shares) - excluding sales charge		9.77	4.31	4.57
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement 2025 Composite Benchmark		10.60	5.40	5.63

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,738,067,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,738,067
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000050050 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class I Shares
Trading Symbol	JNSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class I Shares)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class I Shares returned 10.57% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class I Shares)	July 31, 2007	10.57%	5.09%	5.24%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement 2025 Composite Benchmark		10.60	5.40	5.63

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,738,067,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,738,067
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000070633 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class R2 Shares
Trading Symbol	JNSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class R2 Shares)	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class R2 Shares returned 10.04% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class R2 Shares)	November 3, 2008	10.04%	4.57%	4.76%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement 2025 Composite Benchmark		10.60	5.40	5.63

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,738,067,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,738,067
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169489 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class R3 Shares
Trading Symbol	JNSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class R3 Shares)	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class R3 Shares returned 10.36% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class R3 Shares)	September 9, 2016	10.36%	4.83%	5.01%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement 2025 Composite Benchmark		10.60	5.40	5.63

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,738,067,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,738,067
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169490 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class R4 Shares
Trading Symbol	JNSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class R4 Shares)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class R4 Shares returned 10.64% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class R4 Shares)	September 9, 2016	10.64%	5.10%	5.23%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement 2025 Composite Benchmark		10.60	5.40	5.63

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,738,067,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,738,067
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000050051 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class R5 Shares
Trading Symbol	JNSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class R5 Shares returned 10.74% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class R5 Shares)	July 31, 2007	10.74%	5.24%	5.39%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement 2025 Composite Benchmark		10.60	5.40	5.63

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,738,067,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,738,067
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000148430 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class R6 Shares
Trading Symbol	JNSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class R6 Shares returned 10.85% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class R6 Shares)	November 3, 2014	10.85%	5.36%	5.49%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement 2025 Composite Benchmark		10.60	5.40	5.63

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,738,067,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,738,067
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments

[1]	Includes dividend and interest expenses on short sales.
[2]	Includes dividend and interest expenses on short sales.
[3]	Includes dividend and interest expenses on short sales.
[4]	Includes dividend and interest expenses on short sales.
[5]	Includes dividend and interest expenses on short sales.
[6]	Includes dividend and interest expenses on short sales.